UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2015 through December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Mid Cap/Multi-Cap Funds

December 31, 2015 (Unaudited)

JPMorgan Growth Advantage Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Value Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

January 29, 2016 (Unaudited)

Dear Shareholders,

The past six months have cemented key divergences between the U.S. and the rest of the world and between developed market economies and emerging market economies. In the face of slowing economic growth in China and a tentative economic recovery in Europe, U.S. employment and consumer spending were strong enough to persuade the U.S. Federal Reserve (the “Fed”) to raise interest rates in December for the first time in a decade.

“Investors may take comfort from a relatively healthy U.S. economy and the stated determination of central banks in China, the European Union and elsewhere to support both economic growth and financial markets.”

While U.S. equity and bond markets posted small positive returns for the six month period, the broader U.S. economy continued to strengthen. Unemployment dropped to 5.0% and remained there for the final three months of 2015, the lowest levels since April 2008. Thanks to cheap gasoline, easy credit and overall economic improvement, the U.S. auto industry continued to show strong sales growth through the second half of 2015, on pace for an all-time high of 17.5 million vehicles for the full year. While U.S. wage growth had averaged 2% throughout most of the post financial crisis recovery, U.S. wages rose 2.5% from one year earlier in both October and December 2015.

While the Fed determined the domestic economy was healthy enough to move toward normalized interest rate policy, U.S. gross domestic product fluctuated throughout 2015 and slowed to 2.0% in the July-September period and an estimated 0.7% in the October-December period. It became apparent during the second half of 2015, that economic weakness in both developed and emerging markets was a significant drag on U.S. growth. Furthermore, the strength of the U.S. dollar against other currencies — particularly those of emerging market exporting nations — put U.S. exports at a comparative disadvantage.

Against this backdrop, demand for oil and most other commodities decreased. Prices for energy, metals, foods and precious metals were trading at levels not seen since the 1990s. While an oversupply of petroleum and natural gas hurt global energy prices, slowing economic growth in China and the nation’s transition away from a decade-long construction boom reduced demand for a range of other basic materials. The consequences of China’s shrinking appetite for raw materials are sobering: In 2014, the latest available full year of data, China consumed an estimated 60% of the world’s iron ore, 50% of its copper, 48% of its aluminum, 47% of its zinc, 45% of its nickel and 12% of its crude oil.

China’s slowing economy and the accompanying financial market turmoil held investors’ attention for most of the second half of 2015. After posting year-to-date gains that reached 30% in the first half of the year, Chinese equity prices began to fall in June. While Chinese authorities undertook a range of actions to bolster economic growth and stabilize financial markets — including a 2% devaluation of the yuan — the “Black Monday” sell-off that originated in the Shanghai and Shenzhen markets on August 24th dragged the Standard & Poor’s 500 Index (S&P 500) down 3.9% for the day.

U.S. equity prices remained subdued through September and finally rebounded in October and the S&P 500 posted its best monthly performance since October 2011. Overall, U.S. equities markets in the second half of 2015 were marked by large gains in a few stocks — particularly those of large cap technology companies — while a large number of stocks underperformed and the median stock was flat for the year. Notably, U.S mergers and acquisitions activity in 2015 had surpassed previous records by November and in December the U.S. bull market for equities reached 82 consecutive months. For the six months ended December 31, 2015, the S&P 500 returned 0.15% and closed 4.08% below its all-time high, reached on May 21, 2015.

Investors endured a sharp increase in financial market volatility over the past six months. Selling in China’s financial markets, struggling commodities prices and uncertainty about global economic growth all fueled market gyrations. However, the Fed removed a key uncertainty in December when it lifted interest rates. Investors may take comfort from a relatively healthy U.S. economy and the stated determination of central banks in China, the European Union and elsewhere to support both economic growth and financial markets. However, increased market volatility and the divergent performance of developed and emerging market economies may be best managed through a properly diversified portfolio and a patient approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management,

J.P. Morgan Asset Management

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	1

J.P. Morgan Mid Cap/Multi-Cap Funds

MARKET OVERVIEW

SIX MONTHS ENDED DECEMBER 31, 2015 (Unaudited)

U.S. equities financial markets provided slim returns for the second half of 2015. Global weakness in commodities prices, slowing economic growth in China, anxiety over U.S. interest rate policy and slowing growth in corporate earnings combined to put pressure on equity prices during the summer months.

In mid-August, Chinese authorities devalued the yuan by 2% amid declines in the Shanghai and Shenzhen equity markets. A global sell-off followed on August 24th, dragging down the Standard & Poor’s 500 Index (“S&P 500”) by 3.9% for the day.

However, U.S. equity markets rebounded in October as China’s central bank undertook further actions to bolster domestic financial markets and the U.S. Federal Reserve held interest rates at historically low levels. The S&P 500 turned in its best one-month performance since October 2011.

In general, the U.S. equities market for the six month reporting period was marked by large gains in a few select stocks, especially technology sector stocks, while most other stocks ended the period lower or essentially flat. The energy, materials and industrials sectors underperformed the broader market, while the consumer discretionary, consumer staples and health care sectors outperformed the broader market. Over the reporting period, growth stocks generally outperformed value stocks and small cap stocks generally underperformed both mid cap and large cap stocks. For the six months ended December 31, 2015, the S&P 500 returned 0.15% and the Russell Mid Cap Index returned -4.68%.

2	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	-1.19%
Russell 3000 Growth Index	0.73%

Net Assets as of 12/31/2015 (In Thousands)	$6,474,576

INVESTMENT OBJECTIVE**

The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Class A Shares, without a sales charge) underperformed the Russell 3000 Growth Index (the “Benchmark”) for the six months ended December 31, 2015. The Fund’s security selection in the health care and financial services sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the technology and consumer discretionary sectors was a leading positive contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Valeant Pharmaceuticals International Inc., Range Resources Corp. and Nimble Storage Inc. Shares of Valeant Pharmaceuticals, a drug maker not held in the Benchmark, fell amid questions about its revenue accounting practices. Shares of Range Resources, an oil and gas producer, declined on global weakness in energy prices. Shares of Nimble Storage, a data storage provider, declined after the company lowered its forecast for earnings and revenue.

Leading individual contributors to relative performance included the Fund’s overweight positions in Acuity Brands Inc., Amazon.com Inc. and Facebook Inc. Shares of Acuity Brands, a maker of commercial and residential lighting, rose on better-than-expected quarterly results amid growth in the U.S. construction sector. Shares of Amazon.com, an online retailer not held in the Benchmark, rose on continued expansion of its business and an overall increase in online shopping during the 2015 holiday season. Shares of Facebook, an online social media business, rose on growth in advertising sales.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Alphabet, Inc., Class C	5.2%
2.	Facebook, Inc., Class A	4.2
3.	Amazon.com, Inc.	3.5
4.	Apple, Inc.	2.5
5.	Acuity Brands, Inc.	2.2
6.	Regeneron Pharmaceuticals, Inc.	2.2
7.	Gilead Sciences, Inc.	2.2
8.	UnitedHealth Group, Inc.	2.0
9.	MasterCard, Inc., Class A	2.0
10.	Home Depot, Inc. (The)	2.0

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	34.2%
Consumer Discretionary	18.6
Health Care	17.2
Industrials	12.5
Financials	7.7
Materials	4.1
Consumer Staples	1.6
Energy	1.5
Short-Term Investment	2.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2015. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	3

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
Without Sales Charge		(1.19)%	8.54%	14.34%	10.38%
With Sales Charge**		(6.36)	2.86	13.13	9.79
CLASS C SHARES	May 1, 2006
Without CDSC		(1.46)	8.04	13.80	9.79
With CDSC***		(2.46)	7.04	13.80	9.79
CLASS R5 SHARES	January 8, 2009	(0.96)	9.03	14.82	10.77
CLASS R6 SHARES	December 23, 2013	(0.90)	9.16	14.86	10.79
SELECT CLASS SHARES	May 1, 2006	(1.10)	8.71	14.56	10.61

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/05 TO 12/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class C Shares prior to its inception date are based on the performance of Class B Shares, all of which converted to Class A Shares on June 19, 2015 and are no longer offered. The actual returns of Class C Shares would have been similar to those shown because Class C Shares had similar expenses to Class B Shares at the time of their inception.

Returns for the Select Class Shares prior to its inception date are based on the performance of Class A Shares. During this period, the actual returns of Select Class Shares would have been different than those shown because Select Class Shares have different expenses than Class A Shares.

Returns for Class R5 Shares prior to its inception date are based on the performance of Select Class Shares from May 1, 2006 to January 7, 2009 and Class A Shares prior to May 1, 2006. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class and Class A Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares from January 8, 2009 to December 23, 2013, Select Class Shares from May 1, 2006 to January 8, 2009 and Class A Shares prior to May 1, 2006. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than the other classes.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index from December 31, 2005 to December 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi-Cap Growth Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-5.43%
Russell Midcap Index	-4.68%

Net Assets as of 12/31/2015 (In Thousands)	$3,215,761

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) underperformed the Russell Midcap Index (the “Benchmark”) for the six months ended December 31, 2015. The Fund’s security selection in the health care and consumer discretionary sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the materials & processing and producer durables sectors was a leading positive contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Energen Corp., Southwestern Energy Co. and Brookdale Senior Living Inc. Shares of oil and natural gas producers Energen and Southwest Energy declined on continued weakness in global energy prices. Shares of Brookdale, an operator of assisted living and retirement homes, fell on lower-than-expected earnings and the company’s reduced earnings forecast.

Leading individual contributors to relative performance included the Fund’s overweight positions in Acuity Brands Inc., Delta Air Lines Inc. and Netflix.com Inc. Acuity Brands, a maker of commercial and residential lighting that was not held in the Benchmark, rose on strength in its LED lighting business and market share gains. Shares of Delta Air Lines rose amid lower fuel costs and increased U.S. consumer spending. Shares of Netflix, an Internet television programming provider, rose on increased subscriptions and growth in its business.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Mohawk Industries, Inc.	2.0%
2.	Humana, Inc.	1.4
3.	Amphenol Corp., Class A	1.3
4.	Carlisle Cos., Inc.	1.3
5.	Acuity Brands, Inc.	1.3
6.	Fortune Brands Home & Security, Inc.	1.2
7.	Sherwin-Williams Co. (The)	1.2
8.	CBRE Group, Inc., Class A	1.2
9.	Delta Air Lines, Inc.	1.2
10.	McGraw Hill Financial, Inc.	1.0

PORTFOLIO COMPOSITION BY SECTOR***
Financials	20.8%
Consumer Discretionary	19.5
Information Technology	17.1
Industrials	13.5
Health Care	9.7
Materials	4.6
Consumer Staples	4.4
Utilities	4.4
Energy	3.3
Short-Term Investment	2.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2015. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	5

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
Without Sales Charge		(5.60)%	(0.22)%	11.98%	8.46%
With Sales Charge**		(10.55)	(5.46)	10.78	7.87
CLASS C SHARES	November 2, 2009
Without CDSC		(5.84)	(0.70)	11.43	8.12
With CDSC***		(6.84)	(1.70)	11.43	8.12
CLASS R2 SHARES	March 14, 2014	(5.72)	(0.47)	11.88	8.41
CLASS R5 SHARES	March 14, 2014	(5.39)	0.24	12.42	8.71
CLASS R6 SHARES	March 14, 2014	(5.37)	0.29	12.44	8.72
SELECT CLASS SHARES	January 1, 1997	(5.43)	0.15	12.38	8.69

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/05 TO 12/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A and Class C Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for Class R2 Shares prior to their inception date are based of Class A Shares from November 2, 2009 to March 13, 2014 and Select Class Shares prior to November 2, 2009. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A and Select Class Shares.

Returns for Class R5 and Class R6 Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class R5 and Class R6 Shares would have been different because Class R5 and Class R6 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of JPMorgan Mid Cap Equity Fund, the Russell Midcap Index, Lipper Mid-Cap Core Funds Index and the Lipper Mid-Cap Growth Funds Index from December 31, 2005 to December 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Core Funds Index and Lipper Mid-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index and the Lipper Mid-Cap Growth Funds Index are indices based on total returns of certain mutual funds within the mid cap fund categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-6.86%
Russell Midcap Growth Index	-4.20%

Net Assets as of 12/31/2015 (In Thousands)	$2,866,011

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) underperformed the Russell Midcap Growth Index (the “Benchmark”) for the six months ended December 31, 2015. The Fund’s security selection in the health care and financial services sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the materials & processing sector and the technology sector was a leading positive contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Horizon Pharma PLC., Range Resources Corp. and Envision Healthcare Holdings Inc. Shares of Horizon Pharmaceuticals, a specialty drug maker not held in the Benchmark, fell on its failed takeover bid for Depomed Inc. and its acquisition of Crealta Holdings. Shares of Range Resources, an oil and gas company, declined amid overall weakness in global energy prices. Shares of Envision Healthcare, a provider of health care services, fell after the company reduced its earnings forecast.

Leading individual contributors to relative performance included the Fund’s overweight positions in Acuity Brands Inc., Delta Air Lines Inc. and Netflix.com Inc. Shares of Acuity Brands, a maker of commercial and residential lighting, rose on strength in its LED lighting business and market share gains. Shares of Delta Air Lines rose amid lower fuel costs and increased U.S. consumer spending. Shares of Netflix, an Internet television programming provider, rose on increased subscriptions and growth in its business.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Acuity Brands, Inc.	2.5%
2.	CBRE Group, Inc., Class A	2.2
3.	Delta Air Lines, Inc.	2.2
4.	Mohawk Industries, Inc.	2.2
5.	McGraw Hill Financial, Inc.	2.0
6.	Electronic Arts, Inc.	2.0
7.	Harris Corp.	1.9
8.	Dollar General Corp.	1.9
9.	Monster Beverage Corp.	1.8
10.	Ulta Salon Cosmetics & Fragrance, Inc.	1.8

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	24.8%
Consumer Discretionary	21.6
Industrials	17.7
Health Care	13.8
Financials	10.3
Materials	4 .1
Consumer Staples	2 .8
Energy	1 .6
Short-Term Investment	3 .3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2015. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	7

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
Without Sales Charge		(6.99)%	2.51%	11.80%	8.55%
With Sales Charge**		(11.89)	(2.86)	10.60	7.97
CLASS C SHARES	November 4, 1997
Without CDSC		(7.23)	1.97	11.25	7.95
With CDSC***		(8.23)	0.97	11.25	7.95
CLASS R2 SHARES	June 19, 2009	(7.07)	2.32	11.63	8.38
CLASS R5 SHARES	November 1, 2011	(6.81)	2.94	12.29	8.93
CLASS R6 SHARES	November 1, 2011	(6.76)	3.01	12.34	8.96
SELECT CLASS SHARES	March 2, 1989	(6.85)	2.81	12.15	8.87

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/05 TO 12/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class R2, Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Select Class Shares. Prior performance for Class R2 Shares has been adjusted to reflect the differences in expenses between classes. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mid Cap Growth Fund, the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Funds Index from December 31, 2005 to December 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index is an index based on total returns of certain mutual funds as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	-3.93%
Russell Midcap Value Index	-5.17%

Net Assets as of 12/31/2015 (In Thousands)	$14,700,150

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Institutional Class Shares) outperformed the Russell Midcap Value Index (the “Benchmark”) for the six months ended December 31, 2015. The Fund’s security selection in the materials sector and its underweight position in the energy sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection and overweight position in the consumer discretionary sector and its security section and underweight position in the utilities sector were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Jack Henry & Associates Inc. and Chubb Corp. and its underweight position in Freeport-McMoRan Inc. Shares of Jack Henry, a provider of data processing systems to the financial services sector that was not included in the Benchmark, rose on better than expected earnings and revenue amid increased market share. Shares of Chubb, an insurance company not held in the Fund, rose on news of its acquisition by Ace Ltd. Shares of Freeport-Mc MoRan, a copper mining and petroleum producer not held in the Fund, fell on weak global commodities prices, particularly for copper and oil.

Leading individual detractors from relative performance included the Fund’s overweight positions in Energen Corp., Gap Inc. and EQT Corp. Shares of Energen, an oil and gas exploration company, fell amid low energy prices and general weakness in the energy sector. Shares of Gap, an apparel retailer not held in the Benchmark, fell on sales weakness due to the relative strength of the U.S. dollar and disappointing holiday season sales at its Old Navy brand. Shares of EQT, a natural gas producer and transporter, fell amid continued weakness in global energy prices.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Jack Henry & Associates, Inc.	1.9%
2.	M&T Bank Corp.	1.8
3.	Mohawk Industries, Inc.	1.8
4.	Loews Corp.	1.6
5.	Arrow Electronics, Inc.	1.5
6.	Fifth Third Bancorp	1.5
7.	Energen Corp.	1.5
8.	Synopsys, Inc.	1.5
9.	SunTrust Banks, Inc.	1.5
10.	Kroger Co. (The)	1.4

PORTFOLIO COMPOSITION BY SECTOR***
Financials	32.2%
Consumer Discretionary	17.5
Utilities	9.1
Industrials	9.1
Information Technology	9.1
Consumer Staples	6.2
Health Care	5.4
Materials	5.3
Energy	4.9
Short-Term Investment	1.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2015. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	9

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
Without Sales Charge		(4.16)%	(2.82)%	12.31%	8.24%
With Sales Charge**		(9.19)	(7.92)	11.10	7.65
CLASS C SHARES	April 30, 2001
Without CDSC		(4.41)	(3.33)	11.73	7.69
With CDSC***		(5.41)	(4.33)	11.73	7.69
CLASS R2 SHARES	November 3, 2008	(4.28)	(3.06)	12.01	8.03
INSTITUTIONAL CLASS SHARES	November 13, 1997	(3.93)	(2.35)	12.86	8.77
SELECT CLASS SHARES	October 31, 2001	(4.05)	(2.59)	12.58	8.50

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/05 TO 12/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Mid Cap Value Fund, the Russell Midcap Value Index, the Lipper Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index from December 31, 2005 to December 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper

Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index are indices based on total returns of certain mutual funds within the mid cap and multi cap fund categories, respectively, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

JPMorgan Multi-Cap Market Neutral Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.48%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.04%

Net Assets as of 12/31/15 (In Thousands)	$272,017

INVESTMENT OBJECTIVE**

The JPMorgan Multi-Cap Market Neutral Fund (the “Fund”) seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Benchmark”) for the six months ended December 31, 2015. The Fund’s security selection process produced positive returns in the energy and producer durables sectors and negative returns in the financial services and consumer discretionary sector.

Leading individual contributors to Fund returns included its short positions in SM Energy Co., Consol Energy Inc. and Tenet Healthcare Corp. Shares of oil and gas producers SM Energy and Consol Energy fell on continued weakness in global energy prices. Shares of Tenet Healthcare, a hospitals operator, fell on a third quarter loss amid declining patient visits.

Leading individual detractors from Fund returns included its long positions in Staples Inc., Denbury Resources Inc. and Mosaic Co. Shares of Staples, an office supply retail chain, fell amid regulatory obstacles to its proposed takeover of Office Depot Inc. Shares of Denbury Resources, an oil and gas producer, declined amid continued weakness in global energy prices. Shares of Mosaic, a fertilizer company, fell on a decline in slower sales and earnings.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share. Companies that ranked lowest in the above factors were selected by the Fund’s portfolio managers for possible short sales.

TOP TEN LONG POSITIONS OF THE PORTFOLIO***
1.	Leidos Holdings, Inc.	1.2%
2.	VeriSign, Inc.	1.1
3.	Hologic, Inc.	1.1
4.	Entergy Corp.	1.1
5.	Express Scripts Holding Co.	1.1
6.	Nuance Communications, Inc.	1.0
7.	Humana, Inc.	1.0
8.	Gilead Sciences, Inc.	1.0
9.	Ingredion, Inc.	1.0
10.	ServiceMaster Global Holdings, Inc.	1.0

TOP TEN SHORT POSITIONS OF THE PORTFOLIO****
1.	Estee Lauder Cos., Inc. (The), Class A	1.4%
2.	Waste Connections, Inc.	1.3
3.	J.B. Hunt Transport Services, Inc.	1.2
4.	Fortune Brands Home & Security, Inc.	1.2
5.	Dominion Resources, Inc.	1.2
6.	Stericycle, Inc.	1.1
7.	Fastenal Co.	1.1
8.	Markel Corp.	1.1
9.	Aramark	1.1
10.	ViaSat, Inc.	1.1

LONG POSITION PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	26.2%
Industrials	15.2
Health Care	12.1
Consumer Discretionary	11.5
Consumer Staples	6.7
Materials	5.6
Energy	4.7
Financials	3.8
Utilities	2.5
Telecommunication Services	1.6
Short-Term Investment	10.1

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	11

JPMorgan Multi-Cap Market Neutral Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2015 (Unaudited) (continued)

SHORT POSITION PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	27.5%
Industrials	19.2
Health Care	12.6
Consumer Discretionary	12.4
Consumer Staples	9.5
Materials	5.3
Energy	5.1
Financials	4.4
Utilities	2.4
Telecommunication Services	1.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of December 31, 2015. The Fund’s portfolio composition is subject to change.
****	Percentages indicated are based on total short investments as of December 31, 2015. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 23, 2003
Without Sales Charge		3.24%	1.19%	1.24%	0.49%
With Sales Charge**		(2.21)	(4.14)	0.16	(0.05)
CLASS C SHARES	May 23, 2003
Without CDSC		3.11	0.73	0.66	(0.19)
With CDSC***		2.11	(0.27)	0.66	(0.19)
SELECT CLASS SHARES	May 23, 2003	3.48	1.46	1.51	0.75

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/05 TO 12/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Multi-Cap Market Neutral Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Equity Market Neutral Funds Index from December 31, 2005 to December 31, 2015. Return information prior to October 31, 2005 for the Lipper Alternative Equity Market Neutral Funds Index is not provided by Lipper, Inc. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund’s inception. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Alternative Equity Market Neutral Funds Index

includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Equity Market Neutral Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	13

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	-5.04%
Russell 3000 Value Index	-3.64%

Net Assets as of 12/31/2015 (In Thousands)	$11,154,765

INVESTMENT OBJECTIVE**

The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Institutional Class Shares) underperformed the Russell 3000 Value Index (the “Benchmark”) for the six months ended December 31, 2015. The Fund’s security selection and its overweight position in the consumer discretionary sector and its security selection in the health care sector were leading detractors from performance relative to the Benchmark, while the Fund’s underweight position in the energy sector and its security selection in the consumer staples sectors were leading positive contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s underweight position in General Electric Co. and its overweight positions in Southwestern Energy Co. and Bed Bath & Beyond Inc. Shares of General Electric, an industrial conglomerate, rose after the company moved to shed its consumer financing business. Southwestern Energy, an oil and gas exploration and production company, fell amid continued weakness in global energy prices. Shares of Bed Bath & Beyond, a home products retailer, fell after the company reduced its earnings forecast.

Leading individual contributors to relative performance included the Fund’s overweight positions in Delta Air Lines Inc., Dr. Pepper Snapple Group Inc. and PBF Energy Inc. Shares of Delta Air Lines, which were not included in the Benchmark, rose amid lower fuel costs and increased U.S. consumer spending. Shares of Dr. Pepper Snapple, a maker and distributor of non-alcoholic beverages not included in the Benchmark, rose after the company raised its earnings forecast. Shares of PBF Energy, a petroleum refiner and transportation company, rose on investor expectations that demand for refined products will exceed new refinery capacity amid weakness in energy prices.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’ view, significant levels of free cash flow. The Fund’s largest overweight position remained the consumer discretionary sector, where the Fund’s portfolio managers found what they believed to be compelling investment opportunities. The Fund’s largest underweight position was in the energy sector.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Wells Fargo & Co.	4.0%
2.	Pfizer, Inc.	2.6
3.	Exxon Mobil Corp.	2.2
4.	Capital One Financial Corp.	2.0
5.	Bank of America Corp.	2.0
6.	Loews Corp.	1.9
7.	Delta Air Lines, Inc.	1.6
8.	American International Group, Inc.	1.5
9.	Johnson & Johnson	1.5
10.	M&T Bank Corp.	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Financials	36.2%
Consumer Discretionary	14.4
Health Care	8.6
Industrials	7.5
Information Technology	6.9
Utilities	6.4
Energy	6.4
Consumer Staples	4.9
Materials	4.0
Telecommunication Services	2.0
Short-Term Investment	2.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2015. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
Without Sales Charge		(5.28)%	(4.73)%	11.19%	8.32%
With Sales Charge**		(10.24)	(9.72)	9.99	7.74
CLASS C SHARES	February 28, 2005
Without CDSC		(5.49)	(5.17)	10.64	7.79
With CDSC***		(6.49)	(6.17)	10.64	7.79
INSTITUTIONAL CLASS SHARES	February 28, 2005	(5.04)	(4.24)	11.75	8.88
SELECT CLASS SHARES	February 28, 2005	(5.13)	(4.46)	11.47	8.60

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/05 TO 12/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index from December 31, 2005 to December 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the

Fund. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. The Lipper Multi-Cap Value Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	15

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.0%
	Consumer Discretionary — 18.5%
	Automobiles — 1.0%
283	Tesla Motors, Inc. (a)	67,923

	Hotels, Restaurants & Leisure — 3.5%
3,706	Hilton Worldwide Holdings, Inc.	79,300
1,125	Norwegian Cruise Line Holdings Ltd. (a)	65,913
1,395	Starbucks Corp.	83,754

		228,967

	Household Durables — 1.9%
633	Mohawk Industries, Inc. (a)	119,884

	Internet & Catalog Retail — 6.9%
332	Amazon.com, Inc. (a)	224,666
651	Netflix, Inc. (a)	74,461
72	Priceline Group, Inc. (The) (a)	92,306
1,202	Wayfair, Inc., Class A (a)	57,216

		448,649

	Multiline Retail — 1.3%
1,135	Dollar General Corp.	81,536

	Specialty Retail — 3.9%
1,192	GameStop Corp., Class A	33,413
960	Home Depot, Inc. (The)	126,973
492	Ulta Salon Cosmetics & Fragrance, Inc. (a)	90,983

		251,369

	Total Consumer Discretionary	1,198,328

	Consumer Staples — 1.6%
	Beverages — 0.9%
389	Monster Beverage Corp. (a)	57,931

	Food & Staples Retailing — 0.7%
1,684	Sprouts Farmers Market, Inc. (a)	44,790

	Total Consumer Staples	102,721

	Energy — 1.5%
	Oil, Gas & Consumable Fuels — 1.5%
874	Concho Resources, Inc. (a)	81,178
713	Range Resources Corp.	17,550

	Total Energy	98,728

	Financials — 7.7%
	Banks — 1.7%
919	East West Bancorp, Inc.	38,206
460	Signature Bank (a)	70,520

		108,726

	Capital Markets — 2.8%
347	Affiliated Managers Group, Inc. (a)	55,405

SHARES	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
2,155	Charles Schwab Corp. (The)	70,964
1,217	Lazard Ltd., (Bermuda), Class A	54,759

		181,128

	Diversified Financial Services — 1.3%
848	McGraw Hill Financial, Inc.	83,556

	Insurance — 0.4%
393	AmTrust Financial Services, Inc.	24,172

	Real Estate Management & Development — 1.5%
2,817	CBRE Group, Inc., Class A (a)	97,412

	Total Financials	494,994

	Health Care — 17.1%
	Biotechnology — 8.1%
1,045	Celgene Corp. (a)	125,089
1,382	Gilead Sciences, Inc.	139,834
591	Kite Pharma, Inc. (a)	36,430
263	Regeneron Pharmaceuticals, Inc. (a)	142,612
630	Vertex Pharmaceuticals, Inc. (a)	79,223

		523,188

	Health Care Equipment & Supplies — 0.3%
1,566	Novadaq Technologies, Inc., (Canada) (a)	19,955

	Health Care Providers & Services — 5.1%
1,017	Acadia Healthcare Co., Inc. (a)	63,534
398	Aetna, Inc.	43,032
1,691	Envision Healthcare Holdings, Inc. (a)	43,926
287	Humana, Inc.	51,179
1,117	UnitedHealth Group, Inc.	131,345

		333,016

	Health Care Technology — 0.7%
1,623	Veeva Systems, Inc., Class A (a)	46,826

	Life Sciences Tools & Services — 1.5%
506	Illumina, Inc. (a)	97,028

	Pharmaceuticals — 1.4%
967	Revance Therapeutics, Inc. (a)	33,029
545	Valeant Pharmaceuticals International, Inc. (a)	55,399

		88,428

	Total Health Care	1,108,441

	Industrials — 12.4%
	Airlines — 1.1%
1,379	Delta Air Lines, Inc.	69,922

	Building Products — 2.9%
678	Advanced Drainage Systems, Inc.	16,283

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Building Products — continued
808	Caesarstone Sdot-Yam Ltd., (Israel) (a)	35,032
1,224	Fortune Brands Home & Security, Inc.	67,938
545	Lennox International, Inc.	68,070

		187,323

	Commercial Services & Supplies — 2.1%
551	Stericycle, Inc. (a)	66,499
1,211	Waste Connections, Inc.	68,214

		134,713

	Electrical Equipment — 2.7%
617	Acuity Brands, Inc.	144,278
572	SolarCity Corp. (a)	29,199

		173,477

	Industrial Conglomerates — 1.1%
840	Carlisle Cos., Inc.	74,464

	Road & Rail — 0.4%
496	Old Dominion Freight Line, Inc. (a)	29,313

	Trading Companies & Distributors — 2.1%
2,826	HD Supply Holdings, Inc. (a)	84,862
414	Watsco, Inc.	48,480

		133,342

	Total Industrials	802,554

	Information Technology — 34.1%
	Communications Equipment — 3.7%
1,065	Arista Networks, Inc. (a)	82,915
1,265	Harris Corp.	109,885
246	Palo Alto Networks, Inc. (a)	43,401

		236,201

	Electronic Equipment, Instruments & Components — 0.8%
1,017	Amphenol Corp., Class A	53,113

	Internet Software & Services — 10.2%
443	Alphabet, Inc., Class C (a)	336,491
260	CoStar Group, Inc. (a)	53,719
2,581	Facebook, Inc., Class A (a)	270,106

		660,316

	IT Services — 6.3%
557	Gartner, Inc. (a)	50,511
1,315	MasterCard, Inc., Class A	128,009
1,857	PayPal Holdings, Inc. (a)	67,231
1,393	VeriFone Systems, Inc. (a)	39,029
1,604	Visa, Inc., Class A	124,351

		409,131

SHARES	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — 3.3%
638	Avago Technologies Ltd., (Singapore)	92,649
462	Lam Research Corp.	36,716
990	NXP Semiconductors N.V., (Netherlands) (a)	83,408

		212,773

	Software — 7.3%
641	Adobe Systems, Inc. (a)	60,206
1,283	Electronic Arts, Inc. (a)	88,175
970	Guidewire Software, Inc. (a)	58,349
1,552	Microsoft Corp.	86,094
978	Mobileye N.V., (Israel) (a)	41,362
619	ServiceNow, Inc. (a)	53,572
533	Splunk, Inc. (a)	31,328
703	Workday, Inc., Class A (a)	56,039

		475,125

	Technology Hardware, Storage & Peripherals — 2.5%
1,511	Apple, Inc.	159,064
158	Nimble Storage, Inc. (a)	1,451

		160,515

	Total Information Technology	2,207,174

	Materials — 4.1%
	Chemicals — 2.8%
457	Air Products & Chemicals, Inc.	59,421
633	PPG Industries, Inc.	62,593
215	Sherwin-Williams Co. (The)	55,892

		177,906

	Construction Materials — 1.3%
612	Eagle Materials, Inc.	36,959
516	Vulcan Materials Co.	48,957

		85,916

	Total Materials	263,822

	Total Common Stocks (Cost $4,895,537)	6,276,762

Short-Term Investment — 2.6%
	Investment Company — 2.6%
170,071	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $170,071)	170,071

	Total Investments — 99.6% (Cost $5,065,608)	6,446,833
	Other Assets in Excess of Liabilities — 0.4%	27,743

	NET ASSETS — 100.0%	$6,474,576

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	17

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.3%
	Consumer Discretionary — 19.5%
	Automobiles — 0.5%
62	Tesla Motors, Inc. (a)	14,761

	Distributors — 0.5%
188	Genuine Parts Co.	16,131

	Hotels, Restaurants & Leisure — 2.7%
356	Aramark	11,468
16	Chipotle Mexican Grill, Inc. (a)	7,870
1,234	Hilton Worldwide Holdings, Inc.	26,397
165	Marriott International, Inc., Class A	11,073
463	Norwegian Cruise Line Holdings Ltd. (a)	27,113
30	Starwood Hotels & Resorts Worldwide, Inc.	2,086

		86,007

	Household Durables — 3.1%
370	Jarden Corp. (a)	21,122
337	Mohawk Industries, Inc. (a)	63,744
425	Toll Brothers, Inc. (a)	14,142

		99,008

	Internet & Catalog Retail — 1.8%
179	Expedia, Inc.	22,246
107	Netflix, Inc. (a)	12,239
118	TripAdvisor, Inc. (a)	10,043
302	Wayfair, Inc., Class A (a)	14,362

		58,890

	Media — 1.3%
196	CBS Corp. (Non-Voting), Class B	9,246
264	DISH Network Corp., Class A (a)	15,076
472	TEGNA, Inc.	12,056
357	Time, Inc.	5,595

		41,973

	Multiline Retail — 2.0%
443	Dollar General Corp.	31,817
464	Kohl’s Corp.	22,116
210	Nordstrom, Inc.	10,472

		64,405

	Specialty Retail — 6.5%
25	AutoZone, Inc. (a)	18,615
274	Bed Bath & Beyond, Inc. (a)	13,219
522	Best Buy Co., Inc.	15,886
353	GameStop Corp., Class A	9,909
573	Gap, Inc. (The)	14,161
225	L Brands, Inc.	21,521
92	O’Reilly Automotive, Inc. (a)	23,416

SHARES	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — continued
371	Ross Stores, Inc.	19,974
208	Tiffany & Co.	15,888
195	Tractor Supply Co.	16,681
164	Ulta Salon Cosmetics & Fragrance, Inc. (a)	30,359
155	Williams-Sonoma, Inc.	9,064

		208,693

	Textiles, Apparel & Luxury Goods — 1.1%
344	Gildan Activewear, Inc., (Canada)	9,790
163	PVH Corp.	12,010
234	V.F. Corp.	14,536

		36,336

	Total Consumer Discretionary	626,204

	Consumer Staples — 4.4%
	Beverages — 1.9%
100	Constellation Brands, Inc., Class A	14,278
188	Dr. Pepper Snapple Group, Inc.	17,537
204	Monster Beverage Corp. (a)	30,373

		62,188

	Food & Staples Retailing — 1.6%
544	Kroger Co. (The)	22,744
1,629	Rite Aid Corp. (a)	12,772
596	Sprouts Farmers Market, Inc. (a)	15,840

		51,356

	Food Products — 0.3%
123	Hershey Co. (The)	11,022

	Household Products — 0.2%
161	Energizer Holdings, Inc.	5,481

	Personal Products — 0.4%
153	Edgewell Personal Care Co.	11,992

	Total Consumer Staples	142,039

	Energy — 3.3%
	Oil, Gas & Consumable Fuels — 3.3%
947	Columbia Pipeline Group, Inc.	18,934
239	Concho Resources, Inc. (a)	22,221
582	Energen Corp.	23,846
398	EQT Corp.	20,771
263	PBF Energy, Inc., Class A	9,691
183	Range Resources Corp.	4,496
736	Southwestern Energy Co. (a)	5,230

	Total Energy	105,189

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Financials — 20.8%
	Banks — 4.5%
507	Citizens Financial Group, Inc.	13,266
353	East West Bancorp, Inc.	14,666
1,083	Fifth Third Bancorp	21,776
175	First Republic Bank	11,564
556	Huntington Bancshares, Inc.	6,146
227	M&T Bank Corp.	27,481
157	Signature Bank (a)	24,033
515	SunTrust Banks, Inc.	22,062
170	Zions Bancorporation	4,649

		145,643

	Capital Markets — 4.1%
132	Affiliated Managers Group, Inc. (a)	21,025
164	Ameriprise Financial, Inc.	17,402
417	Invesco Ltd.	13,970
375	Lazard Ltd., (Bermuda), Class A	16,883
169	Legg Mason, Inc.	6,644
153	Northern Trust Corp.	11,057
232	Oaktree Capital Group LLC	11,071
247	T. Rowe Price Group, Inc.	17,649
447	TD Ameritrade Holding Corp.	15,522

		131,223

	Consumer Finance — 0.3%
534	Ally Financial, Inc. (a)	9,949

	Diversified Financial Services — 1.0%
339	McGraw Hill Financial, Inc.	33,459

	Insurance — 4.3%
23	Alleghany Corp. (a)	10,761
125	Chubb Corp. (The)	16,569
425	Hartford Financial Services Group, Inc. (The)	18,462
641	Loews Corp.	24,606
395	Marsh & McLennan Cos., Inc.	21,880
215	Progressive Corp. (The)	6,852
433	Unum Group	14,428
120	W.R. Berkley Corp.	6,578
462	XL Group plc, (Ireland)	18,115

		138,251

	Real Estate Investment Trusts (REITs) — 5.4%
275	American Campus Communities, Inc.	11,382
394	American Homes 4 Rent, Class A	6,563
106	AvalonBay Communities, Inc.	19,430
92	Boston Properties, Inc.	11,702
553	Brixmor Property Group, Inc.	14,283

SHARES	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — continued
539	General Growth Properties, Inc.	14,666
232	HCP, Inc.	8,874
701	Kimco Realty Corp.	18,536
177	LaSalle Hotel Properties	4,448
374	Outfront Media, Inc.	8,159
393	Rayonier, Inc.	8,716
160	Regency Centers Corp.	10,907
178	Vornado Realty Trust	17,800
413	Weyerhaeuser Co.	12,393
76	WP Carey, Inc.	4,508

		172,367

	Real Estate Management & Development — 1.2%
1,074	CBRE Group, Inc., Class A (a)	37,125

	Total Financials	668,017

	Health Care — 9.7%
	Biotechnology — 1.8%
199	BioMarin Pharmaceutical, Inc. (a)	20,847
98	Incyte Corp. (a)	10,639
45	Intercept Pharmaceuticals, Inc. (a)	6,765
137	Kite Pharma, Inc. (a)	8,442
88	Vertex Pharmaceuticals, Inc. (a)	11,111

		57,804

	Health Care Equipment & Supplies — 1.0%
111	Edwards Lifesciences Corp. (a)	8,783
223	Sirona Dental Systems, Inc. (a)	24,445

		33,228

	Health Care Providers & Services — 4.8%
311	Acadia Healthcare Co., Inc. (a)	19,431
194	AmerisourceBergen Corp.	20,071
146	Cigna Corp.	21,313
689	Envision Healthcare Holdings, Inc. (a)	17,883
79	Henry Schein, Inc. (a)	12,428
251	Humana, Inc.	44,789
303	Premier, Inc., Class A (a)	10,673
80	Universal Health Services, Inc., Class B	9,607

		156,195

	Health Care Technology — 0.7%
467	Inovalon Holdings, Inc., Class A (a)	7,935
465	Veeva Systems, Inc., Class A (a)	13,424

		21,359

	Life Sciences Tools & Services — 0.7%
115	Illumina, Inc. (a)	22,012

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	19

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 0.7%
112	Jazz Pharmaceuticals plc, (Ireland) (a)	15,743
55	Valeant Pharmaceuticals International, Inc. (a)	5,550

		21,293

	Total Health Care	311,891

	Industrials — 13.5%
	Airlines — 1.2%
730	Delta Air Lines, Inc.	37,024

	Building Products — 2.4%
206	A.O. Smith Corp.	15,759
695	Fortune Brands Home & Security, Inc.	38,549
193	Lennox International, Inc.	24,043

		78,351

	Commercial Services & Supplies — 1.5%
192	Stericycle, Inc. (a)	23,174
449	Waste Connections, Inc.	25,282

		48,456

	Electrical Equipment — 2.8%
173	Acuity Brands, Inc.	40,541
275	AMETEK, Inc.	14,719
180	Hubbell, Inc.	18,150
168	Regal Beloit Corp.	9,827
145	SolarCity Corp. (a)	7,413

		90,650

	Industrial Conglomerates — 1.3%
460	Carlisle Cos., Inc.	40,817

	Machinery — 2.0%
228	IDEX Corp.	17,452
151	Middleby Corp. (The) (a)	16,278
411	Rexnord Corp. (a)	7,456
89	Snap-on, Inc.	15,254
73	WABCO Holdings, Inc. (a)	7,475

		63,915

	Professional Services — 0.4%
123	Equifax, Inc.	13,699

	Road & Rail — 0.3%
155	Old Dominion Freight Line, Inc. (a)	9,126

	Trading Companies & Distributors — 1.6%
786	HD Supply Holdings, Inc. (a)	23,615
246	MSC Industrial Direct Co., Inc., Class A	13,835
121	Watsco, Inc.	14,167

		51,617

	Total Industrials	433,655

SHARES	SECURITY DESCRIPTION	VALUE($)

	Information Technology — 17.1%
	Communications Equipment — 2.8%
307	Arista Networks, Inc. (a)	23,889
401	Ciena Corp. (a)	8,305
314	CommScope Holding Co., Inc. (a)	8,127
367	Harris Corp.	31,901
99	Palo Alto Networks, Inc. (a)	17,402

		89,624

	Electronic Equipment, Instruments & Components — 2.2%
790	Amphenol Corp., Class A	41,261
436	Arrow Electronics, Inc. (a)	23,636
248	Fitbit, Inc., Class A (a)	7,324

		72,221

	Internet Software & Services — 0.6%
97	CoStar Group, Inc. (a)	19,966
70	Match Group, Inc. (a)	954

		20,920

	IT Services — 3.3%
84	Alliance Data Systems Corp. (a)	23,121
229	Gartner, Inc. (a)	20,770
384	Jack Henry & Associates, Inc.	30,009
356	Vantiv, Inc., Class A (a)	16,901
498	VeriFone Systems, Inc. (a)	13,962

		104,763

	Semiconductors & Semiconductor Equipment — 3.1%
244	Analog Devices, Inc.	13,518
104	Avago Technologies Ltd., (Singapore)	15,154
89	Cavium, Inc. (a)	5,830
146	KLA-Tencor Corp.	10,096
208	Lam Research Corp.	16,495
256	NXP Semiconductors N.V., (Netherlands) (a)	21,560
363	Xilinx, Inc.	17,035

		99,688

	Software — 5.1%
280	Atlassian Corp. plc, (United Kingdom), Class A (a)	8,416
470	Electronic Arts, Inc. (a)	32,305
284	Guidewire Software, Inc. (a)	17,097
317	Mobileye N.V., (Israel) (a)	13,407
259	ServiceNow, Inc. (a)	22,428
233	Splunk, Inc. (a)	13,709
508	Synopsys, Inc. (a)	23,180
162	Tableau Software, Inc., Class A (a)	15,283
238	Workday, Inc., Class A (a)	18,932

		164,757

	Total Information Technology	551,973

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 4.6%
	Chemicals — 2.2%
93	Airgas, Inc.	12,873
174	Albemarle Corp.	9,745
120	PPG Industries, Inc.	11,809
144	Sherwin-Williams Co. (The)	37,372

		71,799

	Construction Materials — 0.9%
263	Eagle Materials, Inc.	15,863
146	Vulcan Materials Co.	13,818

		29,681

	Containers & Packaging — 1.5%
192	Ball Corp.	13,999
358	Silgan Holdings, Inc.	19,248
327	WestRock Co.	14,897

		48,144

	Total Materials	149,624

	Utilities — 4.4%
	Electric Utilities — 1.6%
231	Edison International	13,695
451	Westar Energy, Inc.	19,114
499	Xcel Energy, Inc.	17,912

		50,721

SHARES	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — 0.9%
197	National Fuel Gas Co.	8,413
1,039	Questar Corp.	20,230

		28,643

	Multi-Utilities — 1.9%
1,081	CenterPoint Energy, Inc.	19,853
484	CMS Energy Corp.	17,461
102	Sempra Energy	9,617
285	WEC Energy Group, Inc.	14,638

		61,569

	Total Utilities	140,933

	Total Common Stocks (Cost $2,522,806)	3,129,525

Short-Term Investment — 2.7%
	Investment Company — 2.7%
85,656	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $85,656)	85,656

	Total Investments — 100.0% (Cost $2,608,462)	3,215,181
	Other Assets in Excess of Liabilities — 0.0% (g)	580

	NET ASSETS — 100.0%	$3,215,761

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	21

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
	Consumer Discretionary — 21.6%
	Automobiles — 0.9%
108	Tesla Motors, Inc. (a)	25,813

	Hotels, Restaurants & Leisure — 4.4%
619	Aramark	19,975
28	Chipotle Mexican Grill, Inc. (a)	13,471
2,146	Hilton Worldwide Holdings, Inc.	45,932
806	Norwegian Cruise Line Holdings Ltd. (a)	47,206

		126,584

	Household Durables — 3.1%
337	Mohawk Industries, Inc. (a)	63,838
742	Toll Brothers, Inc. (a)	24,699

		88,537

	Internet & Catalog Retail — 2.2%
189	Netflix, Inc. (a)	21,644
207	TripAdvisor, Inc. (a)	17,606
528	Wayfair, Inc., Class A (a)	25,159

		64,409

	Multiline Retail — 1.9%
770	Dollar General Corp.	55,364

	Specialty Retail — 8.0%
617	GameStop Corp., Class A	17,287
391	L Brands, Inc.	37,508
161	O’Reilly Automotive, Inc. (a)	40,817
656	Ross Stores, Inc.	35,315
340	Tractor Supply Co.	29,107
285	Ulta Salon Cosmetics & Fragrance, Inc. (a)	52,811
272	Williams-Sonoma, Inc.	15,903

		228,748

	Textiles, Apparel & Luxury Goods — 1.1%
604	Gildan Activewear, Inc., (Canada)	17,170
222	V.F. Corp.	13,813

		30,983

	Total Consumer Discretionary	620,438

	Consumer Staples — 2.8%
	Beverages — 1.8%
355	Monster Beverage Corp. (a)	52,835

	Food & Staples Retailing — 1.0%
1,041	Sprouts Farmers Market, Inc. (a)	27,674

	Total Consumer Staples	80,509

SHARES	SECURITY DESCRIPTION	VALUE($)

	Energy — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
420	Concho Resources, Inc. (a)	39,031
327	Range Resources Corp.	8,038

	Total Energy	47,069

	Financials — 10.3%
	Banks — 2.1%
463	East West Bancorp, Inc.	19,253
259	Signature Bank (a)	39,700

		58,953

	Capital Markets — 3.9%
229	Affiliated Managers Group, Inc. (a)	36,619
660	Lazard Ltd., (Bermuda), Class A	29,688
405	Oaktree Capital Group LLC	19,326
776	TD Ameritrade Holding Corp.	26,926

		112,559

	Diversified Financial Services — 2.0%
592	McGraw Hill Financial, Inc.	58,313

	Real Estate Management & Development — 2.3%
1,866	CBRE Group, Inc., Class A (a)	64,527

	Total Financials	294,352

	Health Care — 13.9%
	Biotechnology — 3.6%
350	BioMarin Pharmaceutical, Inc. (a)	36,635
172	Incyte Corp. (a)	18,618
80	Intercept Pharmaceuticals, Inc. (a)	11,914
240	Kite Pharma, Inc. (a)	14,807
155	Vertex Pharmaceuticals, Inc. (a)	19,540

		101,514

	Health Care Equipment & Supplies — 2.0%
195	Edwards Lifesciences Corp. (a)	15,417
389	Sirona Dental Systems, Inc. (a)	42,570

		57,987

	Health Care Providers & Services — 4.4%
542	Acadia Healthcare Co., Inc. (a)	33,862
1,201	Envision Healthcare Holdings, Inc. (a)	31,194
231	Humana, Inc.	41,287
530	Premier, Inc., Class A (a)	18,710

		125,053

	Health Care Technology — 1.3%
780	Inovalon Holdings, Inc., Class A (a)	13,268
814	Veeva Systems, Inc., Class A (a)	23,482

		36,750

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — 1.3%
200	Illumina, Inc. (a)	38,385

	Pharmaceuticals — 1.3%
195	Jazz Pharmaceuticals plc, (Ireland) (a)	27,475
98	Valeant Pharmaceuticals International, Inc. (a)	9,911

		37,386

	Total Health Care	397,075

	Industrials — 17.7%
	Airlines — 2.2%
1,270	Delta Air Lines, Inc.	64,365

	Building Products — 3.9%
359	A.O. Smith Corp.	27,518
742	Fortune Brands Home & Security, Inc.	41,170
335	Lennox International, Inc.	41,858

		110,546

	Commercial Services & Supplies — 2.9%
335	Stericycle, Inc. (a)	40,376
782	Waste Connections, Inc.	44,029

		84,405

	Electrical Equipment — 2.9%
304	Acuity Brands, Inc.	71,012
258	SolarCity Corp. (a)	13,148

		84,160

	Industrial Conglomerates — 1.4%
455	Carlisle Cos., Inc.	40,312

	Machinery — 1.5%
263	Middleby Corp. (The) (a)	28,418
129	WABCO Holdings, Inc. (a)	13,151

		41,569

	Road & Rail — 0.6%
268	Old Dominion Freight Line, Inc. (a)	15,831

	Trading Companies & Distributors — 2.3%
1,369	HD Supply Holdings, Inc. (a)	41,122
209	Watsco, Inc.	24,537

		65,659

	Total Industrials	506,847

	Information Technology — 24.8%
	Communications Equipment — 5.0%
535	Arista Networks, Inc. (a)	41,623
711	Ciena Corp. (a)	14,707
639	Harris Corp.	55,492
175	Palo Alto Networks, Inc. (a)	30,792

		142,614

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — 2.1%
876	Amphenol Corp., Class A	45,771
436	Fitbit, Inc., Class A (a)	12,915

		58,686

	Internet Software & Services — 1.2%
168	CoStar Group, Inc. (a)	34,802

	IT Services — 4.5%
146	Alliance Data Systems Corp. (a)	40,293
399	Gartner, Inc. (a)	36,205
625	Vantiv, Inc., Class A (a)	29,649
835	VeriFone Systems, Inc. (a)	23,387

		129,534

	Semiconductors & Semiconductor Equipment — 3.4%
183	Avago Technologies Ltd., (Singapore)	26,495
157	Cavium, Inc. (a)	10,331
307	Lam Research Corp.	24,373
446	NXP Semiconductors N.V., (Netherlands) (a)	37,581

		98,780

	Software — 8.6%
485	Atlassian Corp. plc, (United Kingdom), Class A (a)	14,583
818	Electronic Arts, Inc. (a)	56,179
496	Guidewire Software, Inc. (a)	29,847
554	Mobileye N.V., (Israel) (a)	23,441
451	ServiceNow, Inc. (a)	39,080
407	Splunk, Inc. (a)	23,955
287	Tableau Software, Inc., Class A (a)	27,039
414	Workday, Inc., Class A (a)	33,012

		247,136

	Total Information Technology	711,552

	Materials — 4.1%
	Chemicals — 2.3%
209	PPG Industries, Inc.	20,665
172	Sherwin-Williams Co. (The)	44,584

		65,249

	Construction Materials — 1.8%
458	Eagle Materials, Inc.	27,667
254	Vulcan Materials Co.	24,147

		51,814

	Total Materials	117,063

	Total Common Stocks (Cost $2,412,730)	2,774,905

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	23

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.3%
	Investment Company — 3.3%
94,931	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.210% (b) (l) (Cost $94,931)	94,931

	Total Investments — 100.1% (Cost $2,507,661)	2,869,836
	Liabilities in Excess of Other Assets — (0.1)%	(3,825)

	NET ASSETS — 100.0%	$2,866,011

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.2%
	Consumer Discretionary — 17.6%
	Distributors — 1.0%
1,768	Genuine Parts Co.	151,822

	Hotels, Restaurants & Leisure — 0.9%
1,583	Marriott International, Inc., Class A	106,153
292	Starwood Hotels & Resorts Worldwide, Inc.	20,255

		126,408

	Household Durables — 3.2%
3,548	Jarden Corp. (a)	202,639
1,370	Mohawk Industries, Inc. (a)	259,441

		462,080

	Internet & Catalog Retail — 1.4%
1,686	Expedia, Inc.	209,579

	Media — 2.7%
1,867	CBS Corp. (Non-Voting), Class B	87,996
2,521	DISH Network Corp., Class A (a)	144,148
4,485	TEGNA, Inc.	114,462
3,340	Time, Inc.	52,331

		398,937

	Multiline Retail — 2.1%
4,442	Kohl’s Corp.	211,550
2,009	Nordstrom, Inc.	100,068

		311,618

	Specialty Retail — 5.1%
237	AutoZone, Inc. (a)	175,961
2,641	Bed Bath & Beyond, Inc. (a)	127,438
5,053	Best Buy Co., Inc.	153,879
5,478	Gap, Inc. (The)	135,307
1,978	Tiffany & Co.	150,887

		743,472

	Textiles, Apparel & Luxury Goods — 1.2%
1,530	PVH Corp.	112,707
1,067	V.F. Corp.	66,444

		179,151

	Total Consumer Discretionary	2,583,067

	Consumer Staples — 6.2%
	Beverages — 2.1%
942	Constellation Brands, Inc., Class A	134,209
1,886	Dr. Pepper Snapple Group, Inc.	175,808

		310,017

	Food & Staples Retailing — 2.3%
5,115	Kroger Co. (The)	213,977

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — continued
15,560	Rite Aid Corp. (a)	121,990

		335,967

	Food Products — 0.7%
1,184	Hershey Co. (The)	105,658

	Household Products — 0.3%
1,543	Energizer Holdings, Inc.	52,542

	Personal Products — 0.8%
1,463	Edgewell Personal Care Co.	114,636

	Total Consumer Staples	918,820

	Energy — 4.9%
	Oil, Gas & Consumable Fuels — 4.9%
8,881	Columbia Pipeline Group, Inc.	177,624
5,408	Energen Corp.	221,670
3,703	EQT Corp.	193,036
2,503	PBF Energy, Inc., Class A	92,130
4,179	Southwestern Energy Co. (a)	29,710

	Total Energy	714,170

	Financials — 32.4%
	Banks — 7.2%
4,791	Citizens Financial Group, Inc.	125,479
11,271	Fifth Third Bancorp	226,551
1,965	First Republic Bank	129,827
5,177	Huntington Bancshares, Inc.	57,257
2,143	M&T Bank Corp.	259,742
5,028	SunTrust Banks, Inc.	215,415
1,631	Zions Bancorporation	44,514

		1,058,785

	Capital Markets — 4.4%
1,655	Ameriprise Financial, Inc.	176,124
3,935	Invesco Ltd.	131,754
1,751	Legg Mason, Inc.	68,687
1,450	Northern Trust Corp.	104,554
2,309	T. Rowe Price Group, Inc.	165,103

		646,222

	Consumer Finance — 0.7%
4,995	Ally Financial, Inc. (a)	93,110

	Insurance — 9.0%
214	Alleghany Corp. (a)	102,246
1,207	Chubb Corp. (The)	160,127
4,083	Hartford Financial Services Group, Inc. (The)	177,436
6,215	Loews Corp.	238,658
3,701	Marsh & McLennan Cos., Inc.	205,223

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	25

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
2,066	Progressive Corp. (The)	65,698
4,150	Unum Group	138,151
1,153	W.R. Berkley Corp.	63,126
4,448	XL Group plc, (Ireland)	174,272

		1,324,937

	Real Estate Investment Trusts (REITs) — 11.1%
2,601	American Campus Communities, Inc.	107,540
3,689	American Homes 4 Rent, Class A	61,465
1,007	AvalonBay Communities, Inc.	185,480
872	Boston Properties, Inc.	111,151
5,251	Brixmor Property Group, Inc.	135,586
5,105	General Growth Properties, Inc.	138,901
2,193	HCP, Inc.	83,842
6,696	Kimco Realty Corp.	177,165
1,672	LaSalle Hotel Properties	42,060
3,528	Outfront Media, Inc.	77,006
3,699	Rayonier, Inc.	82,119
1,517	Regency Centers Corp.	103,336
2,225	Starwood Property Trust, Inc.	45,746
1,683	Vornado Realty Trust	168,209
3,898	Weyerhaeuser Co.	116,853

		1,636,459

	Total Financials	4,759,513

	Health Care — 5.4%
	Health Care Providers & Services — 5.4%
1,821	AmerisourceBergen Corp.	188,885
1,395	Cigna Corp.	204,143
727	Henry Schein, Inc. (a)	115,045
1,131	Humana, Inc.	201,837
769	Universal Health Services, Inc., Class B	91,888

	Total Health Care	801,798

	Industrials — 9.1%
	Building Products — 1.0%
2,564	Fortune Brands Home & Security, Inc.	142,290

	Electrical Equipment — 2.7%
2,612	AMETEK, Inc.	139,973
1,705	Hubbell, Inc.	172,239
1,578	Regal Beloit Corp.	92,331

		404,543

	Industrial Conglomerates — 1.1%
1,887	Carlisle Cos., Inc.	167,322

SHARES	SECURITY DESCRIPTION	VALUE($)

	Machinery — 2.6%
2,179	IDEX Corp.	166,913
3,890	Rexnord Corp. (a)	70,479
833	Snap-on, Inc.	142,886

		380,278

	Professional Services — 0.9%
1,144	Equifax, Inc.	127,407

	Trading Companies & Distributors — 0.8%
2,153	MSC Industrial Direct Co., Inc., Class A	121,155

	Total Industrials	1,342,995

	Information Technology — 9.1%
	Communications Equipment — 0.5%
2,912	CommScope Holding Co., Inc. (a)	75,404

	Electronic Equipment, Instruments & Components — 2.5%
2,661	Amphenol Corp., Class A	139,000
4,182	Arrow Electronics, Inc. (a)	226,567

		365,567

	Internet Software & Services — 0.0% (g)
654	Match Group, Inc. (a)	8,858

	IT Services — 1.9%
3,571	Jack Henry & Associates, Inc.	278,791

	Semiconductors & Semiconductor Equipment — 2.7%
2,489	Analog Devices, Inc.	137,670
1,376	KLA-Tencor Corp.	95,392
3,373	Xilinx, Inc.	158,444

		391,506

	Software — 1.5%
4,793	Synopsys, Inc. (a)	218,628

	Total Information Technology	1,338,754

	Materials — 5.3%
	Chemicals — 2.2%
866	Airgas, Inc.	119,747
1,638	Albemarle Corp.	91,767
435	Sherwin-Williams Co. (The)	112,889

		324,403

	Containers & Packaging — 3.1%
1,815	Ball Corp.	132,023
3,450	Silgan Holdings, Inc.	185,324
3,031	WestRock Co.	138,269

		455,616

	Total Materials	780,019

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Utilities — 9.2%
	Electric Utilities — 3.3%
2,239	Edison International	132,563
4,302	Westar Energy, Inc.	182,468
4,756	Xcel Energy, Inc.	170,775

		485,806

	Gas Utilities — 1.9%
1,863	National Fuel Gas Co.	79,653
9,821	Questar Corp.	191,312

		270,965

	Multi-Utilities — 4.0%
10,427	CenterPoint Energy, Inc.	191,435
4,664	CMS Energy Corp.	168,269
969	Sempra Energy	91,051
2,698	WEC Energy Group, Inc.	138,439
		589,194

	Total Utilities	1,345,965

	Total Common Stocks (Cost $10,206,788)	14,585,101

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.2%
	Investment Company — 1.2%
180,998	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $180,998)	180,998

	Total Investments — 100.4% (Cost $10,387,786)	14,766,099
	Liabilities in Excess of Other Assets — (0.4)%	(65,949)

	NET ASSETS — 100.0%	$14,700,150

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	27

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — 99.5%
Common Stocks — 89.5%
	Consumer Discretionary — 11.4%
	Diversified Consumer Services — 1.0%
70	ServiceMaster Global Holdings, Inc. (a)	2,754

	Hotels, Restaurants & Leisure — 2.1%
39	Darden Restaurants, Inc.	2,494
49	Restaurant Brands International, Inc., (Canada)	1,849
11	Vail Resorts, Inc.	1,373

		5,716

	Household Durables — 1.4%
1	NVR, Inc. (a) (j)	1,109
59	PulteGroup, Inc.	1,048
47	Toll Brothers, Inc. (a)	1,554

		3,711

	Internet & Catalog Retail — 0.1%
132	Groupon, Inc. (a)	404

	Media — 0.9%
14	Sinclair Broadcast Group, Inc., Class A	463
485	Sirius XM Holdings, Inc. (a)	1,975
10	Time, Inc.	161

		2,599

	Multiline Retail — 1.9%
18	Dillard’s, Inc., Class A (j)	1,200
10	Kohl’s Corp.	488
25	Macy’s, Inc.	873
35	Target Corp.	2,509

		5,070

	Specialty Retail — 3.3%
75	Best Buy Co., Inc. (j)	2,280
36	GameStop Corp., Class A	1,014
37	GNC Holdings, Inc., Class A	1,134
33	Lowe’s Cos., Inc. (j)	2,505
210	Staples, Inc.	1,985

		8,918

	Textiles, Apparel & Luxury Goods — 0.7%
7	Carter’s, Inc.	587
16	Deckers Outdoor Corp. (a) (j)	741
17	Skechers U.S.A., Inc., Class A (a)	510

		1,838

	Total Consumer Discretionary	31,010

	Consumer Staples — 6.7%
	Beverages — 1.4%
42	Coca-Cola Enterprises, Inc.	2,083

SHARES	SECURITY DESCRIPTION	VALUE($)

	Beverages — continued
16	Molson Coors Brewing Co., Class B (j)	1,539

		3,622

	Food & Staples Retailing — 0.8%
12	Walgreens Boots Alliance, Inc.	990
20	Wal-Mart Stores, Inc.	1,234

		2,224

	Food Products — 3.4%
36	Bunge Ltd.	2,434
29	Ingredion, Inc. (j)	2,767
115	Pilgrim’s Pride Corp. (j)	2,541
1	Seaboard Corp. (a)	1,520

		9,262

	Household Products — 0.3%
26	Energizer Holdings, Inc.	874

	Personal Products — 0.5%
119	Avon Products, Inc.	483
17	Herbalife Ltd. (a)	938

		1,421

	Tobacco — 0.3%
17	Reynolds American, Inc.	796

	Total Consumer Staples	18,199

	Energy — 4.6%
	Energy Equipment & Services — 2.1%
15	Cameron International Corp. (a)	962
122	Ensco plc, (United Kingdom), Class A	1,882
57	Noble Corp. plc, (United Kingdom)	602
66	Superior Energy Services, Inc.	887
112	Transocean Ltd., (Switzerland)	1,389

		5,722

	Oil, Gas & Consumable Fuels — 2.5%
386	Denbury Resources, Inc.	780
31	Devon Energy Corp.	977
26	Marathon Oil Corp.	332
11	Tesoro Corp.	1,142
33	Valero Energy Corp.	2,333
26	World Fuel Services Corp.	1,013
50	WPX Energy, Inc. (a)	286

		6,863

	Total Energy	12,585

	Financials — 3.8%
	Banks — 0.3%
60	KeyCorp (j)	785

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — continued
Common Stocks — continued
	Capital Markets — 0.6%
29	E*TRADE Financial Corp. (a)	861
30	NorthStar Asset Management Group, Inc.	358
26	WisdomTree Investments, Inc.	402

		1,621

	Consumer Finance — 0.2%
13	OneMain Holdings, Inc. (a)	531

	Diversified Financial Services — 0.8%
30	MSCI, Inc.	2,173

	Insurance — 0.4%
13	Prudential Financial, Inc.	1,079

	Real Estate Investment Trusts (REITs) — 1.1%
56	Equity Commonwealth (a)	1,543
87	NorthStar Realty Finance Corp.	1,482

		3,025

	Thrifts & Mortgage Finance — 0.4%
118	MGIC Investment Corp. (a)	1,045

	Total Financials	10,259

	Health Care — 12.1%
	Biotechnology — 2.9%
12	Amgen, Inc. (j)	2,002
27	Gilead Sciences, Inc. (j)	2,777
8	United Therapeutics Corp. (a)	1,313
14	Vertex Pharmaceuticals, Inc. (a)	1,728

		7,820

	Health Care Equipment & Supplies — 2.2%
28	Alere, Inc. (a)	1,109
10	C.R. Bard, Inc.	1,876
76	Hologic, Inc. (a) (j)	2,923

		5,908

	Health Care Providers & Services — 6.2%
6	Aetna, Inc. (j)	665
2	Anthem, Inc. (j)	293
17	Cardinal Health, Inc. (j)	1,473
7	Cigna Corp.	955
17	Community Health Systems, Inc. (a)	454
33	Express Scripts Holding Co. (a)	2,863
36	Health Net, Inc. (a)	2,478
16	Humana, Inc.	2,780
26	LifePoint Health, Inc. (a)	1,896
8	McKesson Corp.	1,602
22	Molina Healthcare, Inc. (a)	1,347

		16,806

SHARES	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — 0.8%
3	Jazz Pharmaceuticals plc, (Ireland) (a)	358
59	Pfizer, Inc. (j)	1,919

		2,277

	Total Health Care	32,811

	Industrials — 15.1%
	Aerospace & Defense — 2.8%
69	BWX Technologies, Inc. (j)	2,177
37	Curtiss-Wright Corp.	2,528
2	General Dynamics Corp. (j)	275
15	Huntington Ingalls Industries, Inc. (j)	1,893
15	Spirit AeroSystems Holdings, Inc., Class A (a)	771

		7,644

	Air Freight & Logistics — 0.7%
40	Expeditors International of Washington, Inc.	1,789

	Airlines — 2.0%
53	Delta Air Lines, Inc. (j)	2,665
43	Southwest Airlines Co.	1,859
15	United Continental Holdings, Inc. (a)	857

		5,381

	Commercial Services & Supplies — 1.5%
28	KAR Auction Services, Inc.	1,026
83	Pitney Bowes, Inc.	1,709
88	R.R. Donnelley & Sons Co.	1,290

		4,025

	Construction & Engineering — 1.3%
83	AECOM (a) (j)	2,487
64	KBR, Inc. (j)	1,075

		3,562

	Machinery — 5.0%
24	AGCO Corp.	1,082
99	Allison Transmission Holdings, Inc. (j)	2,572
55	Crane Co.	2,626
27	Illinois Tool Works, Inc. (j)	2,530
119	Terex Corp.	2,200
25	Valmont Industries, Inc.	2,621

		13,631

	Professional Services — 0.6%
10	Dun & Bradstreet Corp. (The)	1,026
8	ManpowerGroup, Inc.	677

		1,703

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	29

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — continued
Common Stocks — continued
	Road & Rail — 0.4%
20	Landstar System, Inc.	1,186

	Trading Companies & Distributors — 0.8%
50	WESCO International, Inc. (a)	2,171

	Total Industrials	41,092

	Information Technology — 26.1%
	Communications Equipment — 2.5%
268	Brocade Communications Systems, Inc.	2,458
111	Ciena Corp. (a)	2,296
35	Cisco Systems, Inc. (j)	950
41	Juniper Networks, Inc.	1,137

		6,841

	Electronic Equipment, Instruments & Components — 1.5%
66	Ingram Micro, Inc., Class A	2,002
23	SYNNEX Corp. (j)	2,095

		4,097

	Internet Software & Services — 2.9%
88	eBay, Inc. (a)	2,416
32	j2 Global, Inc. (j)	2,657
34	VeriSign, Inc. (a)	2,933

		8,006

	IT Services — 9.1%
48	Amdocs Ltd. (j)	2,610
77	Computer Sciences Corp.	2,515
73	CoreLogic, Inc. (a) (j)	2,463
44	CSRA, Inc.	1,318
33	Euronet Worldwide, Inc. (a)	2,397
16	Global Payments, Inc.	1,055
20	International Business Machines Corp.	2,732
57	Leidos Holdings, Inc. (j)	3,179
64	Teradata Corp. (a)	1,682
18	Total System Services, Inc.	888
27	Vantiv, Inc., Class A (a)	1,296
145	Western Union Co. (The)	2,591

		24,726

	Semiconductors & Semiconductor Equipment — 2.2%
7	Lam Research Corp.	547
73	Marvell Technology Group Ltd., (Bermuda)	642
72	NVIDIA Corp. (j)	2,387
121	Teradyne, Inc.	2,494

		6,070

SHARES	SECURITY DESCRIPTION	VALUE($)

	Software — 5.4%
39	Activision Blizzard, Inc.	1,495
114	Cadence Design Systems, Inc. (a)	2,363
33	Citrix Systems, Inc. (a)	2,532
20	Fortinet, Inc. (a)	635
142	Nuance Communications, Inc. (a) (j)	2,815
27	PTC, Inc. (a)	933
9	Red Hat, Inc. (a)	785
40	Take-Two Interactive Software, Inc. (a)	1,407
29	VMware, Inc., Class A (a)	1,622

		14,587

	Technology Hardware, Storage & Peripherals — 2.5%
25	Apple, Inc. (j)	2,642
26	Hewlett Packard Enterprise Co.	397
26	HP, Inc.	309
63	NCR Corp. (a)	1,534
67	NetApp, Inc.	1,784

		6,666

	Total Information Technology	70,993

	Materials — 5.6%
	Chemicals — 2.0%
61	Cabot Corp.	2,494
18	LyondellBasell Industries N.V., Class A	1,599
48	Mosaic Co. (The)	1,335

		5,428

	Containers & Packaging — 1.3%
17	Crown Holdings, Inc. (a)	846
59	Sealed Air Corp. (j)	2,638

		3,484

	Metals & Mining — 1.3%
13	Reliance Steel & Aluminum Co.	777
151	Steel Dynamics, Inc.	2,704

		3,481

	Paper & Forest Products — 1.0%
69	Domtar Corp., (Canada)	2,536
8	International Paper Co.	316

		2,852

	Total Materials	15,245

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.6%
54	AT&T, Inc. (j)	1,857
97	CenturyLink, Inc.	2,433

	Total Telecommunication Services	4,290

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — continued
Common Stocks — continued
	Utilities — 2.5%
	Electric Utilities — 1.1%
42	Entergy Corp.	2,902

	Gas Utilities — 1.0%
77	UGI Corp.	2,615

	Independent Power & Renewable Electricity Producers — 0.4%
125	AES Corp. (j)	1,198

	Total Utilities	6,715

	Total Common Stocks (Cost $242,384)	243,199

Short-Term Investment — 10.0%
	Investment Company — 10.0%
27,308	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.210% (b) (l) (Cost $27,308)	27,308

	Total Investments — 99.5% (Cost $269,692)	270,507
	Other Assets in Excess of Liabilities — 0.5% (c)	1,510

	NET ASSETS — 100.0%	$272,017

Short Positions — 88.9%
Common Stocks — 88.9%
	Consumer Discretionary — 11.0%
	Automobiles — 0.3%
3	Tesla Motors, Inc. (a)	756

	Hotels, Restaurants & Leisure — 2.8%
84	Aramark	2,724
2	Chipotle Mexican Grill, Inc. (a)	1,092
10	Domino’s Pizza, Inc.	1,154
36	Wynn Resorts Ltd.	2,519

		7,489

	Household Durables — 1.0%
9	Mohawk Industries, Inc. (a)	1,671
27	Newell Rubbermaid, Inc.	1,176

		2,847

	Internet & Catalog Retail — 0.2%
7	TripAdvisor, Inc. (a)	614

	Media — 0.5%
8	AMC Entertainment Holdings, Inc., Class A	198
7	Charter Communications, Inc., Class A (a)	1,227

		1,425

	Multiline Retail — 1.6%
32	Dollar Tree, Inc. (a)	2,481
38	Nordstrom, Inc.	1,869

		4,350

SHARES	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — 3.1%
54	Cabela’s, Inc. (a)	2,519
27	CarMax, Inc. (a)	1,479
32	DSW, Inc., Class A	770
23	Restoration Hardware Holdings, Inc. (a)	1,855
6	Signet Jewelers Ltd.	738
14	Tractor Supply Co.	1,168

		8,529

	Textiles, Apparel & Luxury Goods — 1.5%
125	Kate Spade & Co. (a)	2,225
23	Under Armour, Inc., Class A (a)	1,814

		4,039

	Total Consumer Discretionary	30,049

	Consumer Staples — 8.4%
	Beverages — 2.6%
13	Boston Beer Co., Inc. (The), Class A (a)	2,564
27	Brown-Forman Corp., Class B	2,652
13	Constellation Brands, Inc., Class A	1,859

		7,075

	Food & Staples Retailing — 1.1%
28	Sprouts Farmers Market, Inc. (a)	753
58	United Natural Foods, Inc. (a)	2,271

		3,024

	Food Products — 3.0%
45	Hain Celestial Group, Inc. (The) (a)	1,798
27	Hershey Co. (The)	2,417
13	McCormick & Co., Inc. (Non-Voting)	1,154
69	WhiteWave Foods Co. (The) (a)	2,675

		8,044

	Household Products — 0.5%
16	Procter & Gamble Co. (The)	1,309

	Personal Products — 1.2%
39	Estee Lauder Cos., Inc. (The), Class A	3,417

	Total Consumer Staples	22,869

	Energy — 4.6%
	Energy Equipment & Services — 1.0%
16	Helmerich & Payne, Inc.	877
65	Patterson-UTI Energy, Inc.	980
59	RPC, Inc.	705
34	Seadrill Ltd., (United Kingdom) (a)	114

		2,676

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	31

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Oil, Gas & Consumable Fuels — 3.6%
49	Cabot Oil & Gas Corp.	861
10	Chevron Corp.	879
86	Columbia Pipeline Group, Inc.	1,727
10	Concho Resources, Inc. (a)	898
194	CONSOL Energy, Inc.	1,531
34	Golar LNG Ltd., (Bermuda)	532
20	Kinder Morgan, Inc.	299
6	Pioneer Natural Resources Co.	712
22	Range Resources Corp.	533
71	SM Energy Co.	1,403
37	Whiting Petroleum Corp. (a)	349

		9,724

	Total Energy	12,400

	Financials — 3.9%
	Banks — 0.8%
127	People’s United Financial, Inc.	2,049

	Capital Markets — 1.1%
15	Artisan Partners Asset Management, Inc., Class A	539
27	Franklin Resources, Inc.	985
22	T. Rowe Price Group, Inc.	1,572

		3,096

	Consumer Finance — 0.1%
22	Navient Corp.	250

	Insurance — 1.0%
3	Markel Corp. (a)	2,738

	Real Estate Investment Trusts (REITs) — 0.9%
115	Rayonier, Inc.	2,558

	Total Financials	10,691

	Health Care — 11.2%
	Biotechnology — 1.1%
5	Alnylam Pharmaceuticals, Inc. (a)	494
23	Cepheid, Inc. (a)	845
8	Puma Biotechnology, Inc. (a)	596
2	Regeneron Pharmaceuticals, Inc. (a)	1,045

		2,980

	Health Care Equipment & Supplies — 1.0%
19	Cooper Cos., Inc. (The)	2,596

	Health Care Providers & Services — 3.6%
39	Acadia Healthcare Co., Inc. (a)	2,416
56	Envision Healthcare Holdings, Inc. (a)	1,450
7	Henry Schein, Inc. (a)	1,040

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
58	Patterson Cos., Inc.	2,619
20	Team Health Holdings, Inc. (a)	881
49	Tenet Healthcare Corp. (a)	1,499

		9,905

	Health Care Technology — 0.8%
14	athenahealth, Inc. (a)	2,274

	Life Sciences Tools & Services — 0.8%
26	Bio-Techne Corp.	2,297

	Pharmaceuticals — 3.9%
70	Akorn, Inc. (a)	2,626
63	Catalent, Inc. (a)	1,579
30	Eli Lilly & Co.	2,519
14	Impax Laboratories, Inc. (a)	603
11	Mylan N.V. (a)	614
53	Zoetis, Inc.	2,528

		10,469

	Total Health Care	30,521

	Industrials — 17.1%
	Aerospace & Defense — 1.5%
34	B/E Aerospace, Inc.	1,451
55	Hexcel Corp.	2,570

		4,021

	Airlines — 0.8%
12	Copa Holdings S.A., (Panama), Class A	597
37	Spirit Airlines, Inc. (a)	1,459

		2,056

	Building Products — 1.4%
16	Armstrong World Industries, Inc. (a)	750
53	Fortune Brands Home & Security, Inc.	2,921

		3,671

	Commercial Services & Supplies — 3.3%
71	Covanta Holding Corp.	1,094
46	Republic Services, Inc.	2,024
23	Stericycle, Inc. (a)	2,756
55	Waste Connections, Inc.	3,083

		8,957

	Construction & Engineering — 0.2%
28	Quanta Services, Inc. (a)	572

	Machinery — 4.4%
51	CLARCOR, Inc.	2,516
92	Donaldson Co., Inc.	2,636

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Machinery — continued
16	Graco, Inc.	1,151
12	Middleby Corp. (The) (a)	1,276
15	Nordson Corp.	951
69	Oshkosh Corp.	2,687
10	Wabtec Corp.	711

		11,928

	Marine — 0.2%
11	Kirby Corp. (a)	596

	Professional Services — 0.2%
8	Verisk Analytics, Inc. (a)	609

	Road & Rail — 2.7%
18	Genesee & Wyoming, Inc., Class A (a)	966
41	J.B. Hunt Transport Services, Inc.	2,989
29	Kansas City Southern	2,137
22	Ryder System, Inc.	1,247

		7,339

	Trading Companies & Distributors — 2.4%
67	Fastenal Co.	2,746
22	MSC Industrial Direct Co., Inc., Class A	1,233
13	W.W. Grainger, Inc.	2,659

		6,638

	Total Industrials	46,387

	Information Technology — 24.5%
	Communications Equipment — 1.2%
20	NetScout Systems, Inc. (a)	604
45	ViaSat, Inc. (a)	2,724

		3,328

	Electronic Equipment, Instruments & Components — 4.5%
43	Amphenol Corp., Class A	2,234
43	CDW Corp.	1,806
144	Knowles Corp. (a)	1,922
51	National Instruments Corp.	1,459
110	Trimble Navigation Ltd. (a)	2,366
36	Zebra Technologies Corp., Class A (a)	2,500

		12,287

	Internet Software & Services — 4.6%
16	Akamai Technologies, Inc. (a)	842
12	CoStar Group, Inc. (a)	2,449
12	Facebook, Inc., Class A (a)	1,209
6	LinkedIn Corp., Class A (a)	1,350
22	Pandora Media, Inc. (a)	296

SHARES	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — continued
92	Rackspace Hosting, Inc. (a)	2,321
99	Twitter, Inc. (a)	2,299
62	Yelp, Inc. (a)	1,783

		12,549

	IT Services — 5.5%
46	Booz Allen Hamilton Holding Corp.	1,424
21	DST Systems, Inc.	2,427
17	FleetCor Technologies, Inc. (a)	2,451
10	Gartner, Inc. (a)	937
32	Jack Henry & Associates, Inc.	2,527
46	MAXIMUS, Inc.	2,590
50	Paychex, Inc.	2,634

		14,990

	Semiconductors & Semiconductor Equipment — 2.1%
40	Cavium, Inc. (a)	2,619
20	Cree, Inc. (a)	525
226	Cypress Semiconductor Corp. (a)	2,215
7	Qorvo, Inc. (a)	380

		5,739

	Software — 6.1%
41	Autodesk, Inc. (a)	2,515
64	CommVault Systems, Inc. (a)	2,503
14	Manhattan Associates, Inc. (a)	897
31	NetSuite, Inc. (a)	2,582
45	Splunk, Inc. (a)	2,623
18	SS&C Technologies Holdings, Inc.	1,202
12	Tableau Software, Inc., Class A (a)	1,156
12	Ultimate Software Group, Inc. (The) (a)	2,434
6	Workday, Inc., Class A (a)	498

		16,410

	Technology Hardware, Storage & Peripherals — 0.5%
52	Stratasys Ltd. (a)	1,227

	Total Information Technology	66,530

	Materials — 4.7%
	Chemicals — 3.1%
21	Air Products & Chemicals, Inc.	2,705
19	CF Industries Holdings, Inc.	761
65	FMC Corp.	2,542
25	Praxair, Inc.	2,559

		8,567

	Metals & Mining — 1.6%
254	Freeport-McMoRan, Inc.	1,720

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	33

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Metals & Mining — continued
64	Southern Copper Corp., (Peru)	1,684
94	Tahoe Resources, Inc.	817

		4,221

	Total Materials	12,788

	Telecommunication Services — 1.4%
	Wireless Telecommunication Services — 1.4%
452	Sprint Corp. (a)	1,636
25	Telephone & Data Systems, Inc.	634
35	United States Cellular Corp. (a)	1,443

	Total Telecommunication Services	3,713

	Utilities — 2.1%
	Electric Utilities — 0.8%
80	Pepco Holdings, Inc.	2,072

SHARES	SECURITY DESCRIPTION	VALUE($)

	Independent Power & Renewable Electricity Producers — 0.3%
63	Dynegy, Inc. (a)	841

		—

	Multi-Utilities — 1.0%
42	Dominion Resources, Inc.	2,846

	Total Utilities	5,759

	Total Securities Sold Short (Proceeds $265,343)	$241,707

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT DECEMBER 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(9)	E-mini S&P 500	03/18/16	USD	$(916)	$—	(h)
(13)	S&P Mid Cap 400	03/18/16	USD	(1,811)	1

					$1

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.3%
	Consumer Discretionary — 14.4%
	Distributors — 1.2%
1,508	Genuine Parts Co.	129,488

	Hotels, Restaurants & Leisure — 0.9%
527	Brinker International, Inc.	25,277
1,596	ClubCorp Holdings, Inc.	29,154
3,272	La Quinta Holdings, Inc. (a)	44,532

		98,963

	Household Durables — 0.3%
586	Jarden Corp. (a)	33,484

	Internet & Catalog Retail — 0.8%
760	Expedia, Inc.	94,455

	Media — 4.6%
1,489	CBS Corp. (Non-Voting), Class B	70,191
458	Charter Communications, Inc., Class A (a)	83,768
3,970	Clear Channel Outdoor Holdings, Inc., Class A (a)	22,192
2,304	DISH Network Corp., Class A (a)	131,755
2,521	Entercom Communications Corp., Class A (a)	28,315
3,176	Media General, Inc. (a)	51,294
1,738	TEGNA, Inc.	44,355
749	Time Warner, Inc.	48,425
1,921	Time, Inc.	30,100

		510,395

	Multiline Retail — 1.2%
2,938	Kohl’s Corp.	139,946

	Specialty Retail — 4.7%
118	AutoZone, Inc. (a)	87,263
1,786	Bed Bath & Beyond, Inc. (a)	86,155
3,254	Best Buy Co., Inc.	99,076
3,242	Gap, Inc. (The)	80,068
595	Home Depot, Inc. (The)	78,677
1,220	Tiffany & Co.	93,043

		524,282

	Textiles, Apparel & Luxury Goods — 0.7%
399	Columbia Sportswear Co.	19,465
1,872	Hanesbrands, Inc.	55,087

		74,552

	Total Consumer Discretionary	1,605,565

	Consumer Staples — 4.9%
	Beverages — 0.7%
840	Dr. Pepper Snapple Group, Inc.	78,285

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — 1.6%
888	CVS Health Corp.	86,839
2,110	Kroger Co. (The)	88,270

		175,109

	Food Products — 1.1%
973	Post Holdings, Inc. (a)	60,010
849	TreeHouse Foods, Inc. (a)	66,627

		126,637

	Household Products — 1.5%
1,029	Energizer Holdings, Inc.	35,039
1,668	Procter & Gamble Co. (The)	132,456

		167,495

	Total Consumer Staples	547,526

	Energy — 6.4%
	Oil, Gas & Consumable Fuels — 6.4%
988	Devon Energy Corp.	31,600
865	EQT Corp.	45,103
3,099	Exxon Mobil Corp.	241,528
1,902	HollyFrontier Corp.	75,872
4,340	Kinder Morgan, Inc.	64,756
957	Marathon Petroleum Corp.	49,611
1,648	PBF Energy, Inc., Class A	60,661
1,120	Phillips 66	91,583
2,599	Southwestern Energy Co. (a)	18,477
3,239	Teekay Corp., (Bermuda)	31,968

	Total Energy	711,159

	Financials — 36.2%
	Banks — 15.0%
13,070	Bank of America Corp.	219,970
1,694	CIT Group, Inc.	67,256
2,427	Citigroup, Inc.	125,574
3,809	Citizens Financial Group, Inc.	99,758
3,959	Fifth Third Bancorp	79,568
871	First Republic Bank	57,563
1,338	M&T Bank Corp.	162,169
511	National Bank Holdings Corp., Class A	10,920
1,598	PNC Financial Services Group, Inc. (The)	152,305
2,911	SunTrust Banks, Inc.	124,694
2,958	U.S. Bancorp	126,222
8,292	Wells Fargo & Co.	450,775

		1,676,774

	Capital Markets — 2.7%
481	Ameriprise Financial, Inc.	51,209
1,944	Legg Mason, Inc.	76,274

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	35

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
810	Northern Trust Corp.	58,416
1,648	T. Rowe Price Group, Inc.	117,796

		303,695

	Consumer Finance — 2.7%
4,235	Ally Financial, Inc. (a)	78,933
3,107	Capital One Financial Corp.	224,256

		303,189

	Insurance — 10.5%
90	Alleghany Corp. (a)	43,178
1,589	Allied World Assurance Co. Holdings AG, (Switzerland)	59,102
2,713	American International Group, Inc.	168,118
847	Chubb Corp. (The)	112,280
3,215	CNO Financial Group, Inc.	61,378
2,910	Hartford Financial Services Group, Inc. (The)	126,451
5,393	Loews Corp.	207,108
975	Marsh & McLennan Cos., Inc.	54,069
1,327	Prudential Financial, Inc.	108,039
1,124	Travelers Cos., Inc. (The)	126,900
2,612	Unum Group	86,937
410	W.R. Berkley Corp.	22,459

		1,176,019

	Real Estate Investment Trusts (REITs) — 4.8%
3,534	American Homes 4 Rent, Class A	58,880
2,067	American Residential Properties, Inc.	39,074
3,518	Brixmor Property Group, Inc.	90,824
895	EastGroup Properties, Inc.	49,754
1,359	HCP, Inc.	51,980
2,459	Kimco Realty Corp.	65,055
1,975	Outfront Media, Inc.	43,119
3,214	Rayonier, Inc.	71,351
2,174	Weyerhaeuser Co.	65,177

		535,214

	Real Estate Management & Development — 0.5%
1,572	Brookfield Asset Management, Inc., (Canada), Class A	49,562

	Total Financials	4,044,453

	Health Care — 8.6%
	Health Care Providers & Services — 3.1%
976	Aetna, Inc.	105,497
938	HCA Holdings, Inc. (a)	63,403
476	National HealthCare Corp.	29,349
1,192	UnitedHealth Group, Inc.	140,250

		338,499

SHARES	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — 5.5%
1,616	Johnson & Johnson	165,975
2,931	Merck & Co., Inc.	154,831
9,151	Pfizer, Inc.	295,381

		616,187

	Total Health Care	954,686

	Industrials — 7.5%
	Aerospace & Defense — 2.0%
887	Honeywell International, Inc.	91,825
1,398	United Technologies Corp.	134,306

		226,131

	Airlines — 1.6%
3,527	Delta Air Lines, Inc.	178,774

	Industrial Conglomerates — 0.9%
1,101	Carlisle Cos., Inc.	97,659

	Machinery — 2.0%
1,925	Dover Corp.	117,991
1,083	Illinois Tool Works, Inc.	100,391

		218,382

	Trading Companies & Distributors — 1.0%
550	W.W. Grainger, Inc.	111,384

	Total Industrials	832,330

	Information Technology — 6.9%
	Communications Equipment — 1.8%
4,211	Cisco Systems, Inc.	114,353
1,745	QUALCOMM, Inc.	87,236

		201,589

	Electronic Equipment, Instruments & Components — 0.8%
1,630	Arrow Electronics, Inc. (a)	88,297

	IT Services — 0.4%
1,138	PayPal Holdings, Inc. (a)	41,199

	Semiconductors & Semiconductor Equipment — 2.1%
622	Analog Devices, Inc.	34,426
850	KLA-Tencor Corp.	58,961
2,575	Texas Instruments, Inc.	141,152

		234,539

	Software — 1.2%
2,514	Microsoft Corp.	139,504

	Technology Hardware, Storage & Peripherals — 0.6%
2,817	Hewlett Packard Enterprise Co.	42,812

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — continued
2,218	HP, Inc.	26,256

		69,068

	Total Information Technology	774,196

	Materials — 4.0%
	Chemicals — 0.6%
2,284	Mosaic Co. (The)	63,002

	Construction Materials — 0.9%
704	Martin Marietta Materials, Inc.	96,133

	Containers & Packaging — 1.9%
1,559	Ball Corp.	113,364
2,239	WestRock Co.	102,152

		215,516

	Paper & Forest Products — 0.6%
3,002	KapStone Paper & Packaging Corp.	67,804

	Total Materials	442,455

	Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 1.2%
2,906	Verizon Communications, Inc.	134,316

	Wireless Telecommunication Services — 0.8%
2,172	T-Mobile US, Inc. (a)	84,957

	Total Telecommunication Services	219,273

SHARES	SECURITY DESCRIPTION	VALUE($)

	Utilities — 6.4%
	Electric Utilities — 5.6%
1,861	American Electric Power Co., Inc.	108,458
1,470	Duke Energy Corp.	104,922
1,724	Edison International	102,057
1,695	Eversource Energy	86,543
1,035	NextEra Energy, Inc.	107,557
3,121	Xcel Energy, Inc.	112,086

		621,623

	Multi-Utilities — 0.8%
1,007	Sempra Energy	94,640

	Total Utilities	716,263

	Total Common Stocks (Cost $9,801,722)	10,847,906

Short-Term Investment — 2.7%
	Investment Company — 2.7%
306,638	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $306,638)	306,638

	Total Investments — 100.0% (Cost $10,108,360)	11,154,544
	Other Assets in Excess of Liabilities — 0.0% (g)	221

	NET ASSETS — 100.0%	$11,154,765

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	37

J.P. Morgan Mid Cap/Multi-Cap Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2015 (Unaudited)

USD	— United States Dollar

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Included in this amount is cash segregated as collateral for futures contracts.
(g)	— Amount rounds to less than 0.1%.

(h)	— Amount rounds to less than one thousand (shares or dollars).
(j)	— All or a portion of the security is segregated for short sales.

The following approximates the aggregate amount of securities segregated for short sales (amounts in thousands):

Fund	Value
Multi-Cap Market Neutral Fund	$44,367

(l)	— The rate shown is the current yield as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	39

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2015 (Unaudited)

(Amounts in thousands, except per share amounts)

	Growth Advantage Fund	Mid Cap Equity Fund	Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$6,276,762	$3,129,525	$2,774,905
Investments in affiliates, at value	170,071	85,656	94,931

Total investment securities, at value	6,446,833	3,215,181	2,869,836
Cash	—	57	39
Receivables:
Investment securities sold	5,054	1,350	1,883
Fund shares sold	31,673	6,358	12,578
Dividends from non-affiliates	1,359	2,665	611
Dividends from affiliates	16	11	14

Total Assets	6,484,935	3,225,622	2,884,961

LIABILITIES:
Payables:
Investment securities purchased	—	5,871	10,042
Fund shares redeemed	4,740	1,568	6,371
Accrued liabilities:
Investment advisory fees	3,479	1,663	1,485
Administration fees	443	211	175
Distribution fees	703	72	288
Shareholder servicing fees	616	12	175
Custodian and accounting fees	57	35	21
Trustees’ and Chief Compliance Officer’s fees	1	1	1
Other	320	428	392

Total Liabilities	10,359	9,861	18,950

Net Assets	$6,474,576	$3,215,761	$2,866,011

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Growth Advantage Fund	Mid Cap Equity Fund	Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$5,179,887	$2,605,097	$2,324,318
Accumulated undistributed (distributions in excess of) net investment income	(22,367)	(1,425)	(15,461)
Accumulated net realized gains (losses)	(64,169)	5,370	194,979
Net unrealized appreciation (depreciation)	1,381,225	606,719	362,175

Total Net Assets	$6,474,576	$3,215,761	$2,866,011

Net Assets:
Class A	$1,735,538	$268,940	$1,007,816
Class C	567,051	26,425	101,493
Class R2	—	780	30,702
Class R5	77,931	2,939	218,610
Class R6	2,636,336	1,312,265	492,194
Select Class	1,457,720	1,604,412	1,015,196

Total	$6,474,576	$3,215,761	$2,866,011

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	115,583	6,357	41,492
Class C	42,083	639	5,128
Class R2	—	18	1,164
Class R5	5,013	69	7,905
Class R6	169,222	30,735	17,749
Select Class	94,992	37,590	36,979

Net Asset Value (a):
Class A — Redemption price per share	$15.02	$42.31	$24.29
Class C — Offering price per share (b)	13.47	41.32	19.79
Class R2 — Offering and redemption price per share	—	42.15	26.37
Class R5 — Offering and redemption price per share	15.55	42.69	27.66
Class R6 — Offering and redemption price per share	15.58	42.70	27.73
Select Class — Offering and redemption price per share	15.35	42.68	27.45
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.85	$44.65	$25.64

Cost of investments in non-affiliates	$4,895,537	$2,522,806	$2,412,730
Cost of investments in affiliates	170,071	85,656	94,931

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	41

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$14,585,101	$243,199	$10,847,906
Investments in affiliates, at value	180,998	27,308	306,638

Total investment securities, at value	14,766,099	270,507	11,154,544
Cash	—	187	24
Deposits at broker for futures contracts	—	740	—
Deposits at broker for securities sold short	—	243,083	—
Receivables:
Investment securities sold	—	—	4,004
Fund shares sold	29,071	38	31,174
Dividends from non-affiliates	22,462	240	11,567
Dividends from affiliates	25	4	42

Total Assets	14,817,657	514,799	11,201,355

LIABILITIES:
Payables:
Due to custodian	57	—	—
Securities sold short, at value	—	241,707	—
Dividend expense to non-affiliates on securities sold short	—	102	—
Investment securities purchased	1,183	55	19,366
Interest expense to non-affiliates on securities sold short	—	51	—
Fund shares redeemed	102,576	40	17,675
Variation margin on futures contracts	—	559	—
Accrued liabilities:
Investment advisory fees	7,404	153	5,796
Administration fees	655	—	542
Distribution fees	875	6	925
Shareholder servicing fees	770	56	869
Custodian and accounting fees	201	16	90
Trustees’ and Chief Compliance Officer’s fees	1	1	1
Other	3,785	36	1,326

Total Liabilities	117,507	242,782	46,590

Net Assets	$14,700,150	$272,017	$11,154,765

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$10,243,119	$281,889	$10,171,102
Accumulated undistributed (distributions in excess of) net investment income	(5,151)	(1,429)	(1,830)
Accumulated net realized gains (losses)	83,869	(32,895)	(60,691)
Net unrealized appreciation (depreciation)	4,378,313	24,452	1,046,184

Total Net Assets	$14,700,150	$272,017	$11,154,765

Net Assets:
Class A	$2,329,955	$7,161	$2,180,257
Class C	545,458	6,761	720,642
Class R2	64,927	—	—
Institutional Class	9,626,398	—	6,831,402
Select Class	2,133,412	258,095	1,422,464

Total	$14,700,150	$272,017	$11,154,765

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	69,927	702	78,404
Class C	16,923	704	25,977
Class R2	2,019	—	—
Institutional Class	283,377	—	244,562
Select Class	63,425	24,764	50,859

Net Asset Value (a):
Class A — Redemption price per share	$33.32	$10.20	$27.81
Class C — Offering price per share (b)	32.23	9.60	27.74
Class R2 — Offering and redemption price per share	32.16	—	—
Institutional Class — Offering and redemption price per share	33.97	—	27.93
Select Class — Offering and redemption price per share	33.64	10.42	27.97
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$35.17	$10.77	$29.35

Cost of investments in non-affiliates	$10,206,788	$242,384	$9,801,722
Cost of investments in affiliates	180,998	27,308	306,638
Proceeds from securities sold short	—	265,343	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	43

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (Unaudited)

(Amounts in thousands)

	Growth Advantage Fund	Mid Cap Equity Fund	Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$17,724	$18,541	$8,165
Dividend income from affiliates	71	45	56

Total investment income	17,795	18,586	8,221

EXPENSES:
Investment advisory fees	18,983	10,569	10,005
Administration fees	2,390	1,331	1,260
Distribution fees:
Class A	1,822	305	1,257
Class C	1,646	97	337
Class R2	—	2	47
Shareholder servicing fees:
Class A	1,822	305	1,257
Class C	548	32	113
Class R2	—	1	23
Class R5	17	1	43
Select Class	1,696	2,112	1,782
Custodian and accounting fees	82	46	39
Professional fees	61	25	42
Trustees’ and Chief Compliance Officer’s fees	23	13	13
Printing and mailing costs	138	170	104
Registration and filing fees	171	68	108
Transfer agent fees (See Note 2.E)	78	27	207
Sub-transfer agent fees (See Note 2.E.)	1,275	1,654	1,275
Other	57	12	25

Total expenses	30,809	16,770	17,937

Less fees waived	(950)	(2,516)	(2,203)
Less expense reimbursements	—	(159)	(23)

Net expenses	29,859	14,095	15,711

Net investment income (loss)	(12,064)	4,491	(7,490)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from Investments in non-affiliates	10,611	40,702	218,864
Change in net unrealized appreciation/depreciation on Investments in non-affiliates	(49,510)	(225,538)	(426,232)

Net realized/unrealized gains (losses)	(38,899)	(184,836)	(207,368)

Change in net assets resulting from operations	$(50,963)	$(180,345)	$(214,858)

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$136,944	$2,874	$114,349
Dividend income from affiliates	138	16	237

Total investment income	137,082	2,890	114,586

EXPENSES:
Investment advisory fees	50,222	1,352	36,959
Administration fees	6,323	116	4,654
Distribution fees:
Class A	3,112	8	2,843
Class C	2,148	25	2,689
Class R2	173	—	—
Shareholder servicing fees:
Class A	3,112	8	2,843
Class C	716	8	896
Class R2	87	—	—
Institutional Class	5,039	—	3,141
Select Class	2,804	337	2,624
Custodian and accounting fees	207	23	132
Interest expense to non-affiliates	—	1	—
Interest expense to affiliates	—	2	—
Professional fees	95	27	93
Trustees’ and Chief Compliance Officer’s fees	65	2	45
Printing and mailing costs	489	3	294
Registration and filing fees	232	25	284
Transfer agent fees (See Note 2.E)	517	4	111
Sub-transfer agent fees (See Note 2.E.)	7,181	17	3,527
Other	68	5	51
Dividend expense to non-affiliates on securities sold short	—	1,628	—
Interest expense to non-affiliates on securities sold short	—	269	—

Total expenses	82,590	3,860	61,186

Less fees waived	(12,608)	(430)	(7,000)
Less earnings credits	— (a)	—	—
Less expense reimbursements	(525)	—	(336)

Net expenses	69,457	3,430	53,850

Net investment income (loss)	67,625	(540)	60,736

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	223,102	17,641	(38,418)
Futures	—	159	—
Securities sold short	—	7,326	—
Foreign currency transactions	—	1	—

Net realized gain (loss)	223,102	25,127	(38,418)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(926,118)	(37,918)	(605,225)
Futures	—	(35)	—
Securities sold short	—	22,928	—

Change in net unrealized appreciation/depreciation	(926,118)	(15,025)	(605,225)

Net realized/unrealized gains (losses)	(703,016)	10,102	(643,643)

Change in net assets resulting from operations	$(635,391)	$9,562	$(582,907)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Growth Advantage Fund		Mid Cap Equity Fund
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(12,064)	$(17,194)	$4,491	$9,702
Net realized gain (loss)	10,611	172,792	40,702	165,578
Change in net unrealized appreciation/depreciation	(49,510)	461,167	(225,538)	134,637

Change in net assets resulting from operations	(50,963)	616,765	(180,345)	309,917

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	(183)	(81)
From net realized gains	(57,173)	(32,469)	(12,309)	(8,089)
Class B (a)
From net realized gains	—	(98)	—	—
Class C
From net realized gains	(20,218)	(7,969)	(1,246)	(990)
Class R2
From net investment income	—	—	— (b)	—
From net realized gains	—	—	(39)	(30)
Class R5
From net investment income	—	—	(6)	(2)
From net realized gains	(2,457)	(1,758)	(147)	(26)
Class R6
From net investment income	—	—	(3,099)	(3,446)
From net realized gains	(86,200)	(73,271)	(61,528)	(46,736)
Select Class
From net investment income	—	—	(2,603)	(3,414)
From net realized gains	(48,267)	(39,626)	(75,744)	(80,115)

Total distributions to shareholders	(214,315)	(155,191)	(156,904)	(142,929)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,551,574	1,161,499	249,717	363,135

NET ASSETS:
Change in net assets	1,286,296	1,623,073	(87,532)	530,123
Beginning of period	5,188,280	3,565,207	3,303,293	2,773,170

End of period	$6,474,576	$5,188,280	$3,215,761	$3,303,293

Accumulated undistributed (distributions in excess of) net investment income	$(22,367)	$(10,303)	$(1,425)	$(25)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015 for Growth Advantage Fund.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Mid Cap Growth Fund		Mid Cap Value Fund
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(7,490)	$(11,970)	$67,625	$137,103
Net realized gain (loss)	218,864	173,141	223,102	1,096,684
Change in net unrealized appreciation/depreciation	(426,232)	150,704	(926,118)	(12,168)

Change in net assets resulting from operations	(214,858)	311,875	(635,391)	1,221,619

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	(9,590)	(15,287)
From net realized gains	(56,339)	(80,615)	(130,210)	(197,218)
Class B (a)
From net realized gains	—	(608)	—	(668)
Class C
From net investment income	—	—	—	(1,024)
From net realized gains	(6,714)	(6,222)	(31,402)	(45,175)
Class R2
From net investment income	—	—	(113)	(331)
From net realized gains	(1,533)	(345)	(3,769)	(5,603)
Class R5
From net realized gains	(8,974)	(3,427)	—	—
Class R6
From net realized gains	(23,518)	(7,943)	—	—
Institutional Class
From net investment income	—	—	(89,774)	(108,605)
From net realized gains	—	—	(526,794)	(711,308)
Select Class
From net investment income	—	—	(14,584)	(19,269)
From net realized gains	(50,435)	(119,065)	(117,229)	(172,337)

Total distributions to shareholders	(147,513)	(218,225)	(923,465)	(1,276,825)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	165,856	787,072	299,933	368,694

NET ASSETS:
Change in net assets	(196,515)	880,722	(1,258,923)	313,488
Beginning of period	3,062,526	2,181,804	15,959,073	15,645,585

End of period	$2,866,011	$3,062,526	$14,700,150	$15,959,073

Accumulated undistributed (distributions in excess of) net investment income	$(15,461)	$(7,971)	$(5,151)	$41,285

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	47

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Multi-Cap Market Neutral Fund		Value Advantage Fund
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(540)	$(3,300)	$60,736	$87,727
Net realized gain (loss)	25,127	2,998	(38,418)	148,940
Change in net unrealized appreciation/depreciation	(15,025)	1,106	(605,225)	322,296

Change in net assets resulting from operations	9,562	804	(582,907)	558,963

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	(13,377)	(18,586)
From net realized gains	—	—	(22,280)	(49,085)
Class C
From net investment income	—	—	(1,450)	(2,882)
From net realized gains	—	—	(7,343)	(12,315)
Institutional Class
From net investment income	—	—	(77,515)	(51,909)
From net realized gains	—	—	(69,360)	(93,724)
Select Class
From net investment income	—	—	(9,572)	(31,036)
From net realized gains	—	—	(14,646)	(67,644)

Total distributions to shareholders	—	—	(215,543)	(327,181)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(28,225)	(161,126)	658,708	3,369,281

NET ASSETS:
Change in net assets	(18,663)	(160,322)	(139,742)	3,601,063
Beginning of period	290,680	451,002	11,294,507	7,693,444

End of period	$272,017	$290,680	$11,154,765	$11,294,507

Accumulated undistributed (distributions in excess of) net investment income	$(1,429)	$(889)	$(1,830)	$39,348

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Growth Advantage Fund		Mid Cap Equity Fund
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$735,277	$548,977	$74,185	$93,435
Distributions reinvested	56,255	31,822	12,454	8,101
Cost of shares redeemed	(160,075)	(222,820)	(23,985)	(35,536)
Conversion from Class B Shares	—	2,100	—	—

Change in net assets resulting from Class A capital transactions	$631,457	$360,079	$62,654	$66,000

Class B (a)
Proceeds from shares issued	$—	$225	$—	$—
Distributions reinvested	—	95	—	—
Cost of shares redeemed	—	(865)	—	—
Conversion to Class A Shares	—	(2,100)	—	—

Change in net assets resulting from Class B capital transactions	$—	$(2,645)	$—	$—

Class C
Proceeds from shares issued	$287,850	$182,071	$4,550	$6,417
Distributions reinvested	18,351	6,954	1,244	990
Cost of shares redeemed	(35,380)	(32,956)	(2,178)	(2,929)

Change in net assets resulting from Class C capital transactions	$270,821	$156,069	$3,616	$4,478

Class R2
Proceeds from shares issued	$—	$—	$123	$336
Distributions reinvested	—	—	27	18
Cost of shares redeemed	—	—	(108)	(251)

Change in net assets resulting from Class R2 capital transactions	$—	$—	$42	$103

Class R5
Proceeds from shares issued	$25,906	$77,457	$1,959	$1,637
Distributions reinvested	2,457	1,758	153	28
Cost of shares redeemed	(6,209)	(1,506,939)	(497)	(186)

Change in net assets resulting from Class R5 capital transactions	$22,154	$(1,427,724)	$1,615	$1,479

Class R6
Proceeds from shares issued	$273,887	$1,928,585	$128,793	$369,933
Distributions reinvested	83,297	70,979	64,380	49,924
Cost of shares redeemed	(28,391)	(53,688)	(15,372)	(35,342)

Change in net assets resulting from Class R6 capital transactions	$328,793	$1,945,876	$177,801	$384,515

Select Class
Proceeds from shares issued	$473,454	$361,358	$166,319	$345,873
Distributions reinvested	31,907	23,846	64,677	60,746
Cost of shares redeemed	(207,012)	(255,360)	(227,007)	(500,059)

Change in net assets resulting from Select Class capital transactions	$298,349	$129,844	$3,989	$(93,440)

Total change in net assets resulting from capital transactions	$1,551,574	$1,161,499	$249,717	$363,135

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015 for Growth Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Growth Advantage Fund		Mid Cap Equity Fund
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
SHARE TRANSACTIONS:
Class A
Issued	47,557	36,907	1,661	2,053
Reinvested	3,824	2,270	298	188
Redeemed	(10,380)	(15,105)	(533)	(784)
Conversion from Class B Shares	—	131	—	—

Change in Class A Shares	41,001	24,203	1,426	1,457

Class B (a)
Issued	—	17	—	—
Reinvested	—	7	—	—
Redeemed	—	(64)	—	—
Conversion to Class A Shares	—	(146)	—	—

Change in Class B Shares	—	(186)	—	—

Class C
Issued	20,643	13,414	104	144
Reinvested	1,389	547	30	23
Redeemed	(2,557)	(2,464)	(50)	(65)

Change in Class C Shares	19,475	11,497	84	102

Class R2
Issued	—	—	2	7
Reinvested	—	—	1	— (b)
Redeemed	—	—	(2)	(6)

Change in Class R2 Shares	—	—	1	1

Class R5
Issued	1,627	5,216	42	35
Reinvested	161	122	4	1
Redeemed	(387)	(101,089)	(11)	(4)

Change in Class R5 Shares	1,401	(95,751)	35	32

Class R6
Issued	17,149	128,407	2,819	8,126
Reinvested	5,459	4,909	1,528	1,145
Redeemed	(1,739)	(3,544)	(333)	(779)

Change in Class R6 Shares	20,869	129,772	4,014	8,492

Select Class
Issued	29,969	23,952	3,666	7,557
Reinvested	2,122	1,668	1,536	1,396
Redeemed	(13,016)	(16,966)	(4,978)	(10,866)

Change in Select Class Shares	19,075	8,654	224	(1,913)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015 for Growth Advantage Fund.
(b)	Amount rounds to less than 1,000 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Mid Cap Growth Fund		Mid Cap Value Fund
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$201,904	$274,574	$152,388	$394,792
Distributions reinvested	54,215	76,907	127,887	195,292
Cost of shares redeemed	(103,020)	(162,077)	(326,787)	(1,360,678)
Conversion from Class B Shares	—	3,778	—	6,728

Change in net assets resulting from Class A capital transactions	$153,099	$193,182	$(46,512)	$(763,866)

Class B (a)
Proceeds from shares issued	$—	$27	$—	$22
Distributions reinvested	—	593	—	639
Cost of shares redeemed	—	(1,919)	—	(4,670)
Conversion to Class A Shares	—	(3,778)	—	(6,728)

Change in net assets resulting from Class B capital transactions	$—	$(5,077)	$—	$(10,737)

Class C
Proceeds from shares issued	$42,799	$37,238	$15,390	$27,636
Distributions reinvested	5,744	5,274	25,199	36,724
Cost of shares redeemed	(9,200)	(8,786)	(33,138)	(72,861)

Change in net assets resulting from Class C capital transactions	$39,343	$33,726	$7,451	$(8,501)

Class R2
Proceeds from shares issued	$23,796	$8,894	$6,355	$16,445
Distributions reinvested	1,494	345	3,715	5,637
Cost of shares redeemed	(1,843)	(1,635)	(9,892)	(21,709)

Change in net assets resulting from Class R2 capital transactions	$23,447	$7,604	$178	$373

Class R5
Proceeds from shares issued	$81,505	$139,213	$—	$—
Distributions reinvested	8,974	3,427	—	—
Cost of shares redeemed	(15,850)	(10,062)	—	—

Change in net assets resulting from Class R5 capital transactions	$74,629	$132,578	$—	$—

Class R6
Proceeds from shares issued	$283,930	$185,884	$—	$—
Distributions reinvested	23,176	7,291	—	—
Cost of shares redeemed	(32,004)	(26,514)	—	—

Change in net assets resulting from Class R6 capital transactions	$275,102	$166,661	$—	$—

Institutional Class
Proceeds from shares issued	$—	$—	$797,849	$2,898,688
Distributions reinvested	—	—	515,077	686,825
Cost of shares redeemed	—	—	(984,522)	(1,786,837)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$328,404	$1,798,676

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	51

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mid Cap Growth Fund		Mid Cap Value Fund
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
CAPITAL TRANSACTIONS: (continued)
Select Class
Proceeds from shares issued	$427,113	$427,509	$179,926	$1,046,215
Distributions reinvested	41,535	103,039	119,621	174,083
Cost of shares redeemed	(266,294)	(272,150)	(289,135)	(1,867,549)
Redemptions in-kind (See Note 7)	(602,118)	—	—	—

Change in net assets resulting from Select Class capital transactions	$(399,764)	$258,398	$10,412	$(647,251)

Total change in net assets resulting from capital transactions	$165,856	$787,072	$299,933	$368,694

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Mid Cap Growth Fund		Mid Cap Value Fund
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
SHARE TRANSACTIONS:
Class A
Issued	7,653	10,468	4,300	10,652
Reinvested	2,266	3,166	3,881	5,494
Redeemed	(3,946)	(6,089)	(9,203)	(36,773)
Conversion from Class B Shares	—	136	—	178

Change in Class A Shares	5,973	7,681	(1,022)	(20,449)

Class B (a)
Issued	—	1	—	1
Reinvested	—	37	—	18
Redeemed	—	(106)	—	(128)
Conversion to Class A Shares	—	(202)	—	(182)

Change in Class B Shares	—	(270)	—	(291)

Class C
Issued	1,973	1,668	461	779
Reinvested	295	262	794	1,070
Redeemed	(432)	(396)	(967)	(2,021)

Change in Class C Shares	1,836	1,534	288	(172)

Class R2
Issued	843	310	186	458
Reinvested	57	13	117	164
Redeemed	(65)	(57)	(290)	(607)

Change in Class R2 Shares	835	266	13	15

Class R5
Issued	2,842	4,578	—	—
Reinvested	329	125	—	—
Redeemed	(535)	(334)	—	—

Change in Class R5 Shares	2,636	4,369	—	—

Class R6
Issued	9,500	6,285	—	—
Reinvested	849	266	—	—
Redeemed	(1,087)	(882)	—	—

Change in Class R6 Shares	9,262	5,669	—	—

Institutional Class
Issued	—	—	22,039	75,729
Reinvested	—	—	15,274	18,860
Redeemed	—	—	(27,266)	(47,177)

Change in Institutional Class Shares	—	—	10,047	47,412

Select Class
Issued	14,554	14,507	5,094	27,961
Reinvested	1,536	3,790	3,589	4,839
Redeemed	(9,115)	(9,299)	(8,092)	(48,879)
Redemptions in-kind (See Note 7)	(20,287)	—	—	—

Change in Select Class Shares	(13,312)	8,998	591	(16,079)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	53

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Multi-Cap Market Neutral Fund		Value Advantage Fund
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,619	$558	$426,720	$1,131,012
Distributions reinvested	—	—	34,154	63,610
Cost of shares redeemed	(938)	(4,659)	(571,134)	(503,182)
Conversion from Class B Shares	—	79	—	—

Change in net assets resulting from Class A capital transactions	$681	$(4,022)	$(110,260)	$691,440

Class B (a)
Cost of shares redeemed	$—	$(129)	$—	$—
Conversion to Class A Shares	—	(79)	—	—

Change in net assets resulting from Class B capital transactions	$—	$(208)	$—	$—

Class C
Proceeds from shares issued	$754	$522	$121,500	$341,265
Distributions reinvested	—	—	7,430	12,024
Cost of shares redeemed	(952)	(2,310)	(60,487)	(65,697)

Change in net assets resulting from Class C capital transactions	$(198)	$(1,788)	$68,443	$287,592

Institutional Class
Proceeds from shares issued	$—	$—	$2,575,922	$2,416,260
Distributions reinvested	—	—	138,428	134,005
Cost of shares redeemed	—	—	(508,024)	(641,266)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$2,206,326	$1,908,999

Select Class
Proceeds from shares issued	$1,223	$8,612	$368,274	$883,261
Distributions reinvested	—	—	17,281	87,369
Cost of shares redeemed	(29,931)	(163,720)	(1,891,356)	(489,380)

Change in net assets resulting from Select Class capital transactions	$(28,708)	$(155,108)	$(1,505,801)	$481,250

Total change in net assets resulting from capital transactions	$(28,225)	$(161,126)	$658,708	$3,369,281

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015 for Multi-Cap Market Neutral Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Multi-Cap Market Neutral Fund		Value Advantage Fund
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
SHARE TRANSACTIONS:
Class A
Issued	159	56	14,780	38,204
Reinvested	—	—	1,238	2,177
Redeemed	(93)	(468)	(19,379)	(16,986)
Conversion from Class B Shares	—	8	—	—

Change in Class A Shares	66	(404)	(3,361)	23,395

Class B (a)
Redeemed	—	(14)	—	—
Conversion to Class A Shares	—	(8)	—	—

Change in Class B Shares	—	(22)	—	—

Class C
Issued	79	56	4,234	11,531
Reinvested	—	—	270	414
Redeemed	(101)	(245)	(2,111)	(2,215)

Change in Class C Shares	(22)	(189)	2,393	9,730

Institutional Class
Issued	—	—	88,843	81,240
Reinvested	—	—	4,985	4,545
Redeemed	—	—	(17,556)	(21,282)

Change in Institutional Class Shares	—	—	76,272	64,503

Select Class
Issued	120	848	12,743	29,705
Reinvested	—	—	623	2,972
Redeemed	(2,921)	(16,074)	(65,712)	(16,492)

Change in Select Class Shares	(2,801)	(15,226)	(52,346)	16,185

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015 for Multi-Cap Market Neutral Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Growth Advantage Fund
Class A
Six Months Ended December 31, 2015 (Unaudited)	$15.74	$(0.05	)(f)	$(0.14)	$(0.19)	$—	$(0.53)	$(0.53)
Year Ended June 30, 2015	14.24	(0.10	)(f)	2.17	2.07	—	(0.57)	(0.57)
Year Ended June 30, 2014	11.43	(0.07	)(f)	3.52	3.45	—	(0.64)	(0.64)
Year Ended June 30, 2013	9.49	0.01	(f)(g)	1.97	1.98	(0.01)	(0.03)	(0.04)
Year Ended June 30, 2012	9.28	(0.03	)(f)(h)	0.24	0.21	—	—	—
Year Ended June 30, 2011	6.76	(0.04	)(f)	2.56	2.52	—	—	—

Class C
Six Months Ended December 31, 2015 (Unaudited)	14.22	(0.08	)(f)	(0.14)	(0.22)	—	(0.53)	(0.53)
Year Ended June 30, 2015	12.98	(0.15	)(f)	1.96	1.81	—	(0.57)	(0.57)
Year Ended June 30, 2014	10.51	(0.12	)(f)	3.23	3.11	—	(0.64)	(0.64)
Year Ended June 30, 2013	8.77	(0.04	)(f)(g)	1.81	1.77	—	(0.03)	(0.03)
Year Ended June 30, 2012	8.61	(0.07	)(f)(h)	0.23	0.16	—	—	—
Year Ended June 30, 2011	6.31	(0.08	)(f)	2.38	2.30	—	—	—

Class R5
Six Months Ended December 31, 2015 (Unaudited)	16.25	(0.02	)(f)	(0.15)	(0.17)	—	(0.53)	(0.53)
Year Ended June 30, 2015	14.63	(0.04	)(f)	2.23	2.19	—	(0.57)	(0.57)
Year Ended June 30, 2014	11.68	(0.02	)(f)	3.61	3.59	—	(0.64)	(0.64)
Year Ended June 30, 2013	9.69	0.06	(f)(g)	2.01	2.07	(0.05)	(0.03)	(0.08)
Year Ended June 30, 2012	9.44	0.01	(f)(h)	0.24	0.25	—	—	—
Year Ended June 30, 2011	6.86	—	(f)(i)	2.58	2.58	—	—	—

Class R6
Six Months Ended December 31, 2015 (Unaudited)	16.27	(0.01	)(f)	(0.15)	(0.16)	—	(0.53)	(0.53)
Year Ended June 30, 2015	14.64	(0.03	)(f)	2.23	2.20	—	(0.57)	(0.57)
December 23, 2013 (j) through June 30, 2014	13.86	(0.01	)(f)	0.79	0.78	—	—	—

Select Class
Six Months Ended December 31, 2015 (Unaudited)	16.06	(0.04	)(f)	(0.14)	(0.18)	—	(0.53)	(0.53)
Year Ended June 30, 2015	14.50	(0.07	)(f)	2.20	2.13	—	(0.57)	(0.57)
Year Ended June 30, 2014	11.60	(0.04	)(f)	3.58	3.54	—	(0.64)	(0.64)
Year Ended June 30, 2013	9.63	0.04	(f)(g)	1.98	2.02	(0.02)	(0.03)	(0.05)
Year Ended June 30, 2012	9.39	(0.02	)(f)(h)	0.26	0.24	—	—	—
Year Ended June 30, 2011	6.83	(0.02	)(f)	2.58	2.56	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.02), $(0.06), $0.03 and $0.01 for Class A, Class C, Class R5 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.17)%, (0.66)%, 0.27% and 0.09% for Class A, Class C, Class R5 and Select Class Shares, respectively.
(h)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment ncome (loss) per share would have been $(0.05), $(0.09), $(0.01) and $(0.03) for Class A, Class C, Class R5 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.56)%, (1.03)%, (0.12)% and (0.37)% for Class A, Class C, Class R5 and Select Class Shares, respectively.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$15.02	(1.12)%	$1,735,538	1.25%	(0.63)%		1.34%	15%
15.74	14.99	1,174,260	1.24	(0.65)		1.35	46
14.24	30.69	717,564	1.24	(0.51)		1.31	62
11.43	20.95	276,670	1.24	0.11	(g)	1.28	76
9.49	2.26	194,911	1.25	(0.37	)(h)	1.30	86
9.28	37.28	176,492	1.25	(0.45)		1.31	96

13.47	(1.46)	567,051	1.75	(1.13)		1.82	15
14.22	14.43	321,500	1.74	(1.14)		1.84	46
12.98	30.12	144,229	1.74	(1.01)		1.81	62
10.51	20.27	42,655	1.74	(0.38	)(g)	1.78	76
8.77	1.86	27,469	1.75	(0.84	)(h)	1.80	86
8.61	36.45	20,676	1.75	(0.95)		1.81	96

15.55	(0.96)	77,931	0.87	(0.26)		0.88	15
16.25	15.42	58,686	0.86	(0.25)		0.87	46
14.63	31.25	1,453,864	0.85	(0.11)		0.86	62
11.68	21.49	835,233	0.83	0.55	(g)	0.84	76
9.69	2.65	468,064	0.85	0.07	(h)	0.85	86
9.44	37.61	179,677	0.86	(0.05)		0.86	96

15.58	(0.90)	2,636,336	0.75	(0.14)		0.75	15
16.27	15.48	2,414,333	0.76	(0.17)		0.77	46
14.64	5.63	271,958	0.80	(0.15)		0.82	62

15.35	(1.04)	1,457,720	1.08	(0.47)		1.08	15
16.06	15.14	1,219,501	1.09	(0.48)		1.09	46
14.50	31.03	975,175	1.05	(0.30)		1.06	62
11.60	21.14	842,783	1.03	0.37	(g)	1.03	76
9.63	2.56	662,786	1.05	(0.18	)(h)	1.05	86
9.39	37.48	836,154	1.06	(0.27)		1.06	96

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	57

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2015 (Unaudited)	$47.12	$(0.02	)(f)	$(2.65)	$(2.67)	$(0.03)	$(2.11)	$(2.14)
Year Ended June 30, 2015	44.91	(0.03	)(f)	4.32	4.29	(0.02)	(2.06)	(2.08)
Year Ended June 30, 2014	38.10	(0.04	)(f)	10.25	10.21	(0.02)	(3.38)	(3.40)
Year Ended June 30, 2013	30.97	0.10	(f)(g)	7.36	7.46	(0.07)	(0.26)	(0.33)
Year Ended June 30, 2012	31.29	0.10	(f)(h)	(0.34)	(0.24)	(0.08)	—	(0.08)
Year Ended June 30, 2011	22.95	0.04	(f)	8.36	8.40	(0.06)	—	(0.06)

Class C
Six Months Ended December 31, 2015 (Unaudited)	46.16	(0.13	)(f)	(2.60)	(2.73)	—	(2.11)	(2.11)
Year Ended June 30, 2015	44.21	(0.25	)(f)	4.23	3.98	—	(2.03)	(2.03)
Year Ended June 30, 2014	37.71	(0.24	)(f)	10.12	9.88	—	(3.38)	(3.38)
Year Ended June 30, 2013	30.75	(0.07	)(f)(g)	7.29	7.22	— (i)	(0.26)	(0.26)
Year Ended June 30, 2012	31.16	(0.05	)(f)(h)	(0.35)	(0.40)	(0.01)	—	(0.01)
Year Ended June 30, 2011	22.93	(0.12	)(f)	8.37	8.25	(0.02)	—	(0.02)

Class R2
Six Months Ended December 31, 2015 (Unaudited)	46.98	(0.08	)(f)	(2.64)	(2.72)	— (i)	(2.11)	(2.11)
Year Ended June 30, 2015	44.87	(0.14	)(f)	4.30	4.16	—	(2.05)	(2.05)
March 14, 2014 (j) through June 30, 2014	42.92	(0.05	)(f)	2.01	1.96	(0.01)	—	(0.01)

Class R5
Six Months Ended December 31, 2015 (Unaudited)	47.49	0.09	(f)	(2.69)	(2.60)	(0.09)	(2.11)	(2.20)
Year Ended June 30, 2015	45.15	0.20	(f)	4.33	4.53	(0.13)	(2.06)	(2.19)
March 14, 2014 (j) through June 30, 2014	43.14	0.04	(f)	2.02	2.06	(0.05)	—	(0.05)

Class R6
Six Months Ended December 31, 2015 (Unaudited)	47.49	0.09	(f)	(2.67)	(2.58)	(0.10)	(2.11)	(2.21)
Year Ended June 30, 2015	45.15	0.20	(f)	4.34	4.54	(0.14)	(2.06)	(2.20)
March 14, 2014 (j) through June 30, 2014	43.14	0.04	(f)	2.02	2.06	(0.05)	—	(0.05)

Select Class
Six Months Ended December 31, 2015 (Unaudited)	47.47	0.06	(f)	(2.67)	(2.61)	(0.07)	(2.11)	(2.18)
Year Ended June 30, 2015	45.15	0.13	(f)	4.34	4.47	(0.09)	(2.06)	(2.15)
Year Ended June 30, 2014	38.22	0.11	(f)	10.30	10.41	(0.10)	(3.38)	(3.48)
Year Ended June 30, 2013	31.05	0.20	(f)(g)	7.40	7.60	(0.17)	(0.26)	(0.43)
Year Ended June 30, 2012	31.36	0.19	(f)(h)	(0.33)	(0.14)	(0.17)	—	(0.17)
Year Ended June 30, 2011	22.97	0.14	(f)	8.37	8.51	(0.12)	—	(0.12)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.03, $(0.14) and $0.14 for Class A, Class C and Select Class Shares, respectively, and the net investment income (loss) ratio would have been 0.09%, (0.39)% and 0.39% for Class A, Class C and Select Class Shares, respectively.
(h)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend the net investment income (loss) per share would have been $0.05, $(0.10) and $0.14 for Class A, Class C and Select Class Shares, respectively and the net investment income (loss) ratio would have been 0.18%, (0.33)% and 0.48% for Class A, Class C and Select Class Shares, respectively.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$42.31	(5.60)%	$268,940	1.25%	(0.09)%		1.44%	17%
47.12	9.99	232,320	1.24	(0.06)		1.44	41
44.91	27.96	156,016	1.24	(0.08)		1.41	47
38.10	24.23	21,171	1.24	0.27	(g)	1.49	67
30.97	(0.76)	6,965	1.24	0.34	(h)	1.54	55
31.29	36.60	2,918	1.24	0.14		1.53	88

41.32	(5.84)	26,425	1.75	(0.60)		1.93	17
46.16	9.44	25,597	1.74	(0.56)		1.91	41
44.21	27.34	20,018	1.74	(0.57)		1.93	47
37.71	23.60	6,136	1.74	(0.21	)(g)	2.00	67
30.75	(1.29)	1,244	1.75	(0.18	)(h)	2.03	55
31.16	35.98	447	1.74	(0.40)		2.06	88

‘
42.15	(5.72)	780	1.50	(0.36)		1.76	17
46.98	9.71	823	1.49	(0.31)		1.69	41
44.87	4.56	688	1.47	(0.41)		1.60	47

42.69	(5.39)	2,939	0.80	0.37		0.85	17
47.49	10.49	1,636	0.79	0.43		0.88	41
45.15	4.77	91	0.78	0.27		0.91	47

42.70	(5.35)	1,312,265	0.75	0.41		0.76	17
47.49	10.53	1,268,988	0.74	0.45		0.80	41
45.15	4.78	823,036	0.73	0.34		0.86	47

42.68	(5.43)	1,604,412	0.90	0.24		1.18	17
47.47	10.35	1,773,929	0.89	0.29		1.16	41
45.15	28.45	1,773,321	0.89	0.27		1.18	47
38.22	24.64	932,920	0.89	0.57	(g)	1.23	67
31.05	(0.42)	813,125	0.89	0.64	(h)	1.30	55
31.36	37.09	568,854	0.89	0.50		1.27	88

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	59

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2015 (Unaudited)	$27.71	$(0.09	)(f)	$(1.87)	$(1.96)	$(1.46)
Year Ended June 30, 2015	27.49	(0.18	)(f)	3.19	3.01	(2.79)
Year Ended June 30, 2014	22.99	(0.13	)(f)(g)	7.42	7.29	(2.79)
Year Ended June 30, 2013	19.52	(0.04	)(f)(h)	4.50	4.46	(0.99)
Year Ended June 30, 2012	23.30	(0.05	)(f)(i)	(1.72)	(1.77)	(2.01)
Year Ended June 30, 2011	16.35	(0.09	)(f)	7.04	6.95	—

Class C
Six Months Ended December 31, 2015 (Unaudited)	22.93	(0.13	)(f)	(1.55)	(1.68)	(1.46)
Year Ended June 30, 2015	23.35	(0.26	)(f)	2.63	2.37	(2.79)
Year Ended June 30, 2014	19.97	(0.22	)(f)(g)	6.39	6.17	(2.79)
Year Ended June 30, 2013	17.17	(0.12	)(f)(h)	3.91	3.79	(0.99)
Year Ended June 30, 2012	20.88	(0.13	)(f)(i)	(1.57)	(1.70)	(2.01)
Year Ended June 30, 2011	14.73	(0.18	)(f)	6.33	6.15	—

Class R2
Six Months Ended December 31, 2015 (Unaudited)	29.96	(0.12	)(f)	(2.01)	(2.13)	(1.46)
Year Ended June 30, 2015	29.54	(0.24	)(f)	3.45	3.21	(2.79)
Year Ended June 30, 2014	24.56	(0.20	)(f)(g)	7.97	7.77	(2.79)
Year Ended June 30, 2013	20.83	(0.07	)(f)(h)	4.79	4.72	(0.99)
Year Ended June 30, 2012	24.73	(0.07	)(f)(i)	(1.82)	(1.89)	(2.01)
Year Ended June 30, 2011	17.38	(0.13	)(f)	7.48	7.35	—

Class R5
Six Months Ended December 31, 2015 (Unaudited)	31.26	(0.04	)(f)	(2.10)	(2.14)	(1.46)
Year Ended June 30, 2015	30.52	(0.07	)(f)	3.60	3.53	(2.79)
Year Ended June 30, 2014	25.15	(0.02	)(f)(g)	8.18	8.16	(2.79)
Year Ended June 30, 2013	21.18	0.06	(f)(h)	4.90	4.96	(0.99)
November 1, 2011 (j) through June 30, 2012	21.75	0.04	(f)(i)	1.40	1.44	(2.01)

Class R6
Six Months Ended December 31, 2015 (Unaudited)	31.33	(0.03	)(f)	(2.11)	(2.14)	(1.46)
Year Ended June 30, 2015	30.57	(0.06	)(f)	3.61	3.55	(2.79)
Year Ended June 30, 2014	25.17	—	(f)(g)(k)	8.19	8.19	(2.79)
Year Ended June 30, 2013	21.19	0.08	(f)(h)	4.89	4.97	(0.99)
November 1, 2011 (j) through June 30, 2012	21.75	0.08	(f)(i)	1.37	1.45	(2.01)

Select Class
Six Months Ended December 31, 2015 (Unaudited)	31.06	(0.06	)(f)	(2.09)	(2.15)	(1.46)
Year Ended June 30, 2015	30.39	(0.11	)(f)	3.57	3.46	(2.79)
Year Ended June 30, 2014	25.08	(0.06	)(f)(g)	8.16	8.10	(2.79)
Year Ended June 30, 2013	21.15	0.03	(f)(h)	4.89	4.92	(0.99)
Year Ended June 30, 2012	24.97	0.02	(f)(i)	(1.83)	(1.81)	(2.01)
Year Ended June 30, 2011	17.47	(0.03	)(f)	7.53	7.50	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $(0.14), $(0.23), $(0.20), $(0.02), $(0.01) and $(0.06) for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.53)%, (1.03)%, (0.73)%, (0.08)%, (0.03)% and (0.22)% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$24.29	(6.99)%	$1,007,816	1.24%	(0.70)%		1.37%	26%
27.71	12.37	984,262	1.23	(0.68)		1.35	57
27.49	33.44	765,310	1.24	(0.51	)(g)	1.37	69
22.99	23.70	586,787	1.23	(0.17	)(h)	1.45	70
19.52	(6.61)	538,323	1.24	(0.23	)(i)	1.38	70
23.30	42.51	696,334	1.24	(0.44)		1.36	79

19.79	(7.23)	101,493	1.74	(1.19)		1.87	26
22.93	11.78	75,494	1.73	(1.19)		1.86	57
23.35	32.85	41,047	1.73	(1.01	)(g)	1.86	69
19.97	23.03	23,745	1.73	(0.67	)(h)	1.95	70
17.17	(7.06)	22,190	1.75	(0.75	)(i)	1.88	70
20.88	41.75	29,187	1.77	(0.97)		1.86	79

26.37	(7.04)	30,702	1.40	(0.82)		1.64	26
29.96	12.18	9,868	1.39	(0.85)		1.64	57
29.54	33.25	1,852	1.40	(0.71	)(g)	1.59	69
24.56	23.46	320	1.39	(0.32	)(h)	1.71	70
20.83	(6.72)	230	1.40	(0.35	)(i)	1.63	70
24.73	42.29	121	1.40	(0.59)		1.60	79

27.66	(6.77)	218,610	0.79	(0.25)		0.88	26
31.26	12.87	164,713	0.78	(0.25)		0.87	57
30.52	34.06	27,454	0.79	(0.06	)(g)	0.92	69
25.15	24.22	17,848	0.79	0.28	(h)	1.00	70
21.18	7.71	14,837	0.78	0.31	(i)	0.92	70

27.73	(6.76)	492,194	0.74	(0.17)		0.76	26
31.33	12.92	265,905	0.73	(0.19)		0.78	57
30.57	34.16	86,150	0.74	(0.01	)(g)	0.86	69
25.17	24.26	47,434	0.74	0.34	(h)	0.98	70
21.19	7.76	13,982	0.73	0.58	(i)	0.87	70

27.45	(6.85)	1,015,196	0.93	(0.40)		1.11	26
31.06	12.68	1,562,284	0.92	(0.37)		1.12	57
30.39	33.91	1,254,748	0.93	(0.20	)(g)	1.12	69
25.08	24.06	894,740	0.93	0.14	(h)	1.20	70
21.15	(6.31)	827,306	0.93	0.09	(i)	1.13	70
24.97	42.93	1,031,463	0.93	(0.13)		1.10	79

(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.09), $(0.17), $(0.13), $0.01, $0.02 and $(0.02) for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.42)%, (0.92)%, (0.57)%, 0.04%, 0.09% and (0.10)% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(i)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.09), $(0.17), $(0.12), less than $0.01, $0.03 and $(0.03) for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.46)%, (0.97)%, (0.57)%, (0.03)%, 0.24% and (0.14)% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(j)	Commencement of offering of class of shares.
(k)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	61

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mid Cap Value Fund
Class A
Six Months Ended December 31, 2015 (Unaudited)	$36.98	$0.10	(f)	$(1.67)	$(1.57)	$(0.14)	$(1.95)	$(2.09)
Year Ended June 30, 2015	37.25	0.20	(f)	2.52	2.72	(0.20)	(2.79)	(2.99)
Year Ended June 30, 2014	31.68	0.15	(f)(g)	7.02	7.17	(0.15)	(1.45)	(1.60)
Year Ended June 30, 2013	25.80	0.19	(f)(h)	6.20	6.39	(0.29)	(0.22)	(0.51)
Year Ended June 30, 2012	24.76	0.20	(f)	1.00	1.20	(0.16)	—	(0.16)
Year Ended June 30, 2011	18.91	0.18	(f)	5.85	6.03	(0.18)	—	(0.18)

Class C
Six Months Ended December 31, 2015 (Unaudited)	35.79	—	(f)(i)	(1.61)	(1.61)	—	(1.95)	(1.95)
Year Ended June 30, 2015	36.19	0.01	(f)	2.44	2.45	(0.06)	(2.79)	(2.85)
Year Ended June 30, 2014	30.84	(0.03	)(f)(g)	6.83	6.80	— (i)	(1.45)	(1.45)
Year Ended June 30, 2013	25.14	0.05	(f)(h)	6.03	6.08	(0.16)	(0.22)	(0.38)
Year Ended June 30, 2012	24.13	0.07	(f)	0.98	1.05	(0.04)	—	(0.04)
Year Ended June 30, 2011	18.44	0.07	(f)	5.69	5.76	(0.07)	—	(0.07)

Class R2
Six Months Ended December 31, 2015 (Unaudited)	35.73	0.05	(f)	(1.61)	(1.56)	(0.06)	(1.95)	(2.01)
Year Ended June 30, 2015	36.14	0.10	(f)	2.43	2.53	(0.15)	(2.79)	(2.94)
Year Ended June 30, 2014	30.81	0.06	(f)(g)	6.82	6.88	(0.10)	(1.45)	(1.55)
Year Ended June 30, 2013	25.18	0.12	(f)(h)	6.03	6.15	(0.30)	(0.22)	(0.52)
Year Ended June 30, 2012	24.27	0.14	(f)	0.97	1.11	(0.20)	—	(0.20)
Year Ended June 30, 2011	18.63	0.12	(f)	5.76	5.88	(0.24)	—	(0.24)

Institutional Class
Six Months Ended December 31, 2015 (Unaudited)	37.76	0.19	(f)	(1.71)	(1.52)	(0.32)	(1.95)	(2.27)
Year Ended June 30, 2015	37.99	0.40	(f)	2.56	2.96	(0.40)	(2.79)	(3.19)
Year Ended June 30, 2014	32.26	0.32	(f)(g)	7.17	7.49	(0.31)	(1.45)	(1.76)
Year Ended June 30, 2013	26.24	0.34	(f)(h)	6.31	6.65	(0.41)	(0.22)	(0.63)
Year Ended June 30, 2012	25.19	0.32	(f)	1.01	1.33	(0.28)	—	(0.28)
Year Ended June 30, 2011	19.22	0.30	(f)	5.95	6.25	(0.28)	—	(0.28)

Select Class
Six Months Ended December 31, 2015 (Unaudited)	37.36	0.14	(f)	(1.68)	(1.54)	(0.23)	(1.95)	(2.18)
Year Ended June 30, 2015	37.61	0.28	(f)	2.55	2.83	(0.29)	(2.79)	(3.08)
Year Ended June 30, 2014	31.95	0.23	(f)(g)	7.10	7.33	(0.22)	(1.45)	(1.67)
Year Ended June 30, 2013	26.01	0.27	(f)(h)	6.24	6.51	(0.35)	(0.22)	(0.57)
Year Ended June 30, 2012	24.97	0.26	(f)	1.01	1.27	(0.23)	—	(0.23)
Year Ended June 30, 2011	19.07	0.24	(f)	5.90	6.14	(0.24)	—	(0.24)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $0.14, $(0.03), $0.05, $0.32 and $0.23 for Class A, Class C, Class R2, Institutional Class and Select Class Shares, respectively and the net investment income (loss) ratio would have been 0.41%, (0.10)%, 0.16%, 0.90% and 0.66% for Class A, Class C, Class R2, Institutional Class and Select Class Shares, respectively.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $0.16, $0.01, $0.09, $0.31 and $0.23 for Class A, Class C, Class R2, Institutional Class and Select Class Shares, respectively and the net investment income (loss) ratio would have been 0.55%, 0.04%, 0.31%, 1.04% and 0.80% for Class A, Class C, Class R2, Institutional Class and Select Class Shares, respectively.
(i)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$33.32	(4.16)%	$2,329,955	1.24%	0.54%		1.40%	7%
36.98	7.68	2,623,772	1.23	0.53		1.38	18
37.25	23.25	3,404,974	1.23	0.42	(g)	1.37	25
31.68	25.06	3,157,503	1.23	0.67	(h)	1.38	23
25.80	4.92	1,986,930	1.24	0.83		1.41	30
24.76	31.96	1,979,270	1.23	0.81		1.39	41

32.23	(4.41)	545,458	1.75	0.03		1.83	7
35.79	7.12	595,385	1.74	0.03		1.84	18
36.19	22.63	608,283	1.74	(0.09	)(g)	1.87	25
30.84	24.43	534,813	1.74	0.16	(h)	1.88	23
25.14	4.38	370,781	1.75	0.32		1.91	30
24.13	31.29	373,415	1.74	0.30		1.89	41

32.16	(4.28)	64,927	1.50	0.28		1.74	7
35.73	7.38	71,697	1.49	0.28		1.71	18
36.14	22.94	71,958	1.49	0.17	(g)	1.62	25
30.81	24.71	57,003	1.49	0.43	(h)	1.63	23
25.18	4.65	14,824	1.49	0.59		1.66	30
24.27	31.66	6,500	1.49	0.50		1.65	41

33.97	(3.93)	9,626,398	0.75	1.03		0.94	7
37.76	8.19	10,320,516	0.74	1.05		0.94	18
37.99	23.88	8,581,992	0.74	0.92	(g)	0.97	25
32.26	25.68	6,627,529	0.74	1.16	(h)	0.98	23
26.24	5.43	3,543,900	0.74	1.33		1.01	30
25.19	32.66	2,812,296	0.74	1.29		0.99	41

33.64	(4.02)	2,133,412	0.99	0.79		1.11	7
37.36	7.92	2,347,703	0.98	0.75		1.10	18
37.61	23.59	2,967,759	0.98	0.67	(g)	1.12	25
31.95	25.35	2,870,752	0.98	0.92	(h)	1.13	23
26.01	5.20	1,836,012	0.98	1.09		1.16	30
24.97	32.29	1,513,926	0.98	1.05		1.14	41

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	63

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations

	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations
Multi-Cap Market Neutral Fund
Class A
Six Months Ended December 31, 2015 (Unaudited)	$9.87	$(0.03	)(g)	$0.36	$0.33
Year Ended June 30, 2015	9.91	(0.11	)(g)	0.07	(0.04)
Year Ended June 30, 2014	9.79	(0.13	)(g)	0.25	0.12
Year Ended June 30, 2013	9.69	(0.11	)(g)(h)	0.21	0.10
Year Ended June 30, 2012	9.81	(0.14	)(g)	0.02	(0.12)
Year Ended June 30, 2011	9.71	(0.16	)(g)	0.26	0.10

Class C
Six Months Ended December 31, 2015 (Unaudited)	9.31	(0.05	)(g)	0.34	0.29
Year Ended June 30, 2015	9.40	(0.15	)(g)	0.06	(0.09)
Year Ended June 30, 2014	9.33	(0.17	)(g)	0.24	0.07
Year Ended June 30, 2013	9.30	(0.17	)(g)(h)	0.20	0.03
Year Ended June 30, 2012	9.48	(0.20	)(g)	0.02	(0.18)
Year Ended June 30, 2011	9.46	(0.23	)(g)	0.25	0.02

Select Class
Six Months Ended December 31, 2015 (Unaudited)	10.07	(0.02	)(g)	0.37	0.35
Year Ended June 30, 2015	10.09	(0.09	)(g)	0.07	(0.02)
Year Ended June 30, 2014	9.94	(0.11	)(g)	0.26	0.15
Year Ended June 30, 2013	9.82	(0.09	)(g)(h)	0.21	0.12
Year Ended June 30, 2012	9.91	(0.12	)(g)	0.03	(0.09)
Year Ended June 30, 2011	9.79	(0.14	)(g)	0.26	0.12

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Class A are 1.32% and 1.75% for the six months ended December 31, 2015, 1.48% and 1.95% for the year ended June 30, 2015, 1.49% and 1.91% for 2014, 1.48% and 1.88% for 2013, 1.48% and 1.94% for 2012, and 1.49% and 1.95% for 2011; for Class C are 1.82% and 2.28% for the six months ended December 31, 2015, 1.98% and 2.45% for the year ended June 30, 2015, 1.99% and 2.40% for 2014, 2.15% and 2.38% for 2013, 2.23% and 2.44% for 2012, 2.24% and 2.45% for 2011; for Select Class are 1.06% and 1.36% for the six months ended December 31, 2015, 1.23% and 1.64% for the year ended June 30, 2015, 1.23% and 1.65% for 2014, 1.23% and 1.63% for 2013, 1.23% and 1.69% for 2012, and 1.24% and 1.70% for 2011, respectively.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Calculated based upon average shares outstanding.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.13), $(0.19) and $(0.11) for Class A, Class C and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (1.38)%, (2.06)% and (1.16)% for Class A, Class C and Select Class Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (including dividend and interest expense for securities sold short) (d)(e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (e)	Portfolio turnover rate (excluding securities sold short) (b)(f)	Portfolio turnover rate (including securities sold short) (b)(f)

$10.20	3.34%	$7,161	2.67%	(0.59)%		3.10%	51%	106%
9.87	(0.40)	6,273	2.68	(1.14)		3.15	74	204
9.91	1.23	10,301	2.78	(1.36)		3.20	106	227
9.79	1.03	14,101	3.04	(1.13	)(h)	3.44	94	251
9.69	(1.22)	19,759	2.86	(1.42)		3.32	151	316
9.81	1.03	29,216	2.92	(1.65)		3.38	145	339

9.60	3.11	6,761	3.17	(1.10)		3.63	51	106
9.31	(0.96)	6,760	3.18	(1.62)		3.65	74	204
9.40	0.75	8,602	3.28	(1.85)		3.70	106	227
9.33	0.32	11,181	3.69	(1.81	)(h)	3.92	94	251
9.30	(1.90)	15,677	3.61	(2.17)		3.82	151	316
9.48	0.21	22,094	3.67	(2.46)		3.88	145	339

10.42	3.48	258,095	2.41	(0.36)		2.71	51	106
10.07	(0.20)	277,647	2.43	(0.89)		2.84	74	204
10.09	1.51	431,890	2.52	(1.07)		2.94	106	227
9.94	1.22	317,974	2.78	(0.90	)(h)	3.18	94	251
9.82	(0.91)	476,803	2.61	(1.17)		3.07	151	316
9.91	1.23	491,653	2.67	(1.39)		3.13	145	339

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	65

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Value Advantage Fund
Class A
Six Months Ended December 31, 2015 (Unaudited)	$29.84	$0.11	(f)	$(1.68)	$(1.57)	$(0.17)	$(0.29)	$(0.46)
Year Ended June 30, 2015	29.15	0.19	(f)	1.47	1.66	(0.26)	(0.71)	(0.97)
Year Ended June 30, 2014	24.64	0.34	(f)	5.03	5.37	(0.16)	(0.70)	(0.86)
Year Ended June 30, 2013	19.96	0.22	(f)	4.75	4.97	(0.20)	(0.09)	(0.29)
Year Ended June 30, 2012	19.07	0.25	(f)	0.84	1.09	(0.20)	—	(0.20)
Year Ended June 30, 2011	15.22	0.23	(f)	3.79	4.02	(0.17)	—	(0.17)

Class C
Six Months Ended December 31, 2015 (Unaudited)	29.72	0.04	(f)	(1.67)	(1.63)	(0.06)	(0.29)	(0.35)
Year Ended June 30, 2015	29.08	0.04	(f)	1.47	1.51	(0.16)	(0.71)	(0.87)
Year Ended June 30, 2014	24.61	0.20	(f)	5.02	5.22	(0.05)	(0.70)	(0.75)
Year Ended June 30, 2013	19.91	0.11	(f)	4.74	4.85	(0.06)	(0.09)	(0.15)
Year Ended June 30, 2012	19.01	0.16	(f)	0.84	1.00	(0.10)	—	(0.10)
Year Ended June 30, 2011	15.17	0.14	(f)	3.77	3.91	(0.07)	—	(0.07)

Institutional Class
Six Months Ended December 31, 2015 (Unaudited)	30.06	0.19	(f)	(1.71)	(1.52)	(0.32)	(0.29)	(0.61)
Year Ended June 30, 2015	29.31	0.34	(f)	1.50	1.84	(0.38)	(0.71)	(1.09)
Year Ended June 30, 2014	24.74	0.48	(f)	5.04	5.52	(0.25)	(0.70)	(0.95)
Year Ended June 30, 2013	19.99	0.34	(f)	4.75	5.09	(0.25)	(0.09)	(0.34)
Year Ended June 30, 2012	19.11	0.35	(f)	0.83	1.18	(0.30)	—	(0.30)
Year Ended June 30, 2011	15.24	0.32	(f)	3.79	4.11	(0.24)	—	(0.24)

Select Class
Six Months Ended December 31, 2015 (Unaudited)	29.99	0.14	(f)	(1.68)	(1.54)	(0.19)	(0.29)	(0.48)
Year Ended June 30, 2015	29.27	0.27	(f)	1.48	1.75	(0.32)	(0.71)	(1.03)
Year Ended June 30, 2014	24.72	0.42	(f)	5.03	5.45	(0.20)	(0.70)	(0.90)
Year Ended June 30, 2013	20.00	0.28	(f)	4.75	5.03	(0.22)	(0.09)	(0.31)
Year Ended June 30, 2012	19.12	0.30	(f)	0.83	1.13	(0.25)	—	(0.25)
Year Ended June 30, 2011	15.27	0.28	(f)	3.79	4.07	(0.22)	—	(0.22)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)

Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$27.81	(5.24)%	$2,180,257	1.24%	0.77%	1.43%	7%
29.84	5.78	2,440,061	1.24	0.64	1.41	17
29.15	22.19	1,701,250	1.24	1.26	1.33	36
24.64	25.09	784,359	1.24	0.98	1.33	22
19.96	5.83	206,816	1.25	1.34	1.41	49
19.07	26.45	232,103	1.24	1.28	1.34	33

27.74	(5.49)	720,642	1.74	0.28	1.84	7
29.72	5.26	701,023	1.73	0.14	1.83	17
29.08	21.58	402,880	1.74	0.74	1.83	36
24.61	24.45	212,198	1.74	0.49	1.83	22
19.91	5.32	117,937	1.75	0.84	1.91	49
19.01	25.82	131,743	1.74	0.78	1.84	33

27.93	(5.04)	6,831,402	0.74	1.31	0.88	7
30.06	6.36	5,058,172	0.74	1.15	0.90	17
29.31	22.77	3,042,506	0.74	1.77	0.93	36
24.74	25.73	1,455,125	0.74	1.50	0.93	22
19.99	6.36	384,525	0.75	1.86	1.01	49
19.11	27.06	284,433	0.74	1.79	0.94	33

27.97	(5.13)	1,422,464	0.99	0.95	1.03	7
29.99	6.05	3,095,251	0.99	0.89	1.05	17
29.27	22.49	2,546,808	0.99	1.53	1.08	36
24.72	25.38	1,245,241	0.99	1.23	1.08	22
20.00	6.09	422,861	1.00	1.62	1.16	49
19.12	26.75	270,562	0.99	1.53	1.09	33

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2015 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), an open-end management investment company, was organized as a Massachusetts business trust on September 23, 1997.

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”, with JPM I, JPM II and JPMMFIT (collectively, the “Trusts”)), an open-end management investment company, was organized as a Maryland corporation on August 19, 1997.

The following are 6 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Growth Advantage Fund	Class A, Class C, Class R5, Class R6 and Select Class	JPMMFIT	Diversified
Mid Cap Equity Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
Mid Cap Growth Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Mid Cap Value Fund	Class A, Class C, Class R2, Institutional Class and Select Class	JPMFMFG	Diversified
Multi-Cap Market Neutral Fund	Class A, Class C, and Select Class	JPM II	Diversified
Value Advantage Fund	Class A, Class C, Institutional Class and Select Class	JPM I	Diversified

The investment objective of Growth Advantage Fund and Mid Cap Equity Fund is to seek to provide long-term capital growth.

The investment objective of Mid Cap Growth Fund is to seek growth of capital.

The investment objective of Mid Cap Value Fund is to seek growth from capital appreciation.

The investment objective of Multi-Cap Market Neutral Fund is to seek long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

The investment objective of Value Advantage Fund is to seek to provide long-term total return from a combination of income and capital gains.

Effective as of the close of business on January 3, 2014, all share classes of the Mid Cap Equity Fund are publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund’s prospectuses.

Effective as of the close of business on February 22, 2013, all share classes of the Mid Cap Value Fund are publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund’s prospectuses.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

On June 19, 2015, all remaining Class B Shares converted to Class A Shares of the same Fund. Prior to June 19, 2015, Class B Shares automatically converted to Class A Shares after eight years and provided for a CDSC.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

68	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Growth Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,446,833	$–	$–	$6,446,833

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,215,181	$–	$–	$3,215,181

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,869,836	$–	$–	$2,869,836

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,766,099	$–	$–	$14,766,099

Multi-Cap Market Neutral Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$270,507	$–	$–	$270,507

Total Liabilities for Securities Sold Short (a)	$(241,707)	$–	$–	$(241,707)

Appreciation in Other Financial Instruments
Futures Contracts	$1	$–	$–	$1

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2015 (Unaudited) (continued)

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,154,544	$–	$–	$11,154,544

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings. There were no transfers among any levels during the six months ended December 31, 2015.

B. Short Sales — Multi-Cap Market Neutral Fund engages in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as an asset on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations.

The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.

As of December 31, 2015, the Fund had outstanding short sales as listed on the SOIs.

C. Futures Contracts — Multi-Cap Market Neutral Fund used index futures contracts to gain or reduce exposure to the stock market, maintain liquidity or minimize transaction costs. The Fund also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade.

The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

70	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended December 31, 2015 (amounts in thousands):

Multi-Cap Market Neutral Fund
Futures Contracts:
Average Notional Balance short	$4,221
Ending Notional Balance Short	2,727

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Funds for the six months ended December 31, 2015 are as follows (amounts in thousands):

	Class A	Class C	Class R2		Class R5		Class R6	Institutional Class	Select Class	Total
Growth Advantage Fund
Transfer agent fees	$41	$13	n/a		$2		$8	n/a	$14	$78
Sub-transfer agent fees	585	134	n/a		24		—	n/a	532	1,275
Mid Cap Equity Fund
Transfer agent fees	6	2	$—	(a)	—	(a)	5	n/a	14	27
Sub-transfer agent fees	215	20	1		—	(a)	—	n/a	1,418	1,654
Mid Cap Growth Fund
Transfer agent fees	178	6	2		2		5	n/a	14	207
Sub-transfer agent fees	405	42	10		62		—	n/a	756	1,275
Mid Cap Value Fund
Transfer agent fees	83	14	5		n/a		n/a	$20	395	517
Sub-transfer agent fees	1,779	202	78		n/a		n/a	3,940	1,182	7,181
Multi-Cap Market Neutral Fund
Transfer agent fees	1	1	n/a		n/a		n/a	n/a	2	4
Sub-transfer agent fees	4	5	n/a		n/a		n/a	n/a	8	17
Value Advantage Fund
Transfer agent fees	43	21	n/a		n/a		n/a	30	17	111
Sub-transfer agent fees	1,999	288	n/a		n/a		n/a	989	251	3,527

(a)	Amount rounds to less than $1,000.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2015 (Unaudited) (continued)

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid at least annually, except for the Mid Cap Equity Fund, Mid Cap Growth Fund and Multi-Cap Market Neutral Fund, for which distributions are generally declared and paid at least quarterly. Distributions are declared separately for each class of each Fund. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.65%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Multi-Cap Market Neutral Fund*	0.80
Value Advantage Fund	0.65

*	Prior to September 1, 2015, the investment advisory fee for Multi-Cap Market Neutral Fund was 1.25%.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended December 31, 2015, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Growth Advantage Fund	0.25%	0.75%	n/a
Mid Cap Equity Fund	0.25	0.75	0.50%
Mid Cap Growth Fund	0.25	0.75	0.50
Mid Cap Value Fund	0.25	0.75	0.50
Multi-Cap Market Neutral Fund	0.25	0.75	n/a
Value Advantage Fund	0.25	0.75	n/a

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2015, the Distributor retained the following (amounts in thousands):

	Front-End Sales Charge		CDSC
Growth Advantage Fund	$796		$2
Mid Cap Equity Fund	180		—
Mid Cap Growth Fund	119		1
Mid Cap Value Fund	16		—	(a)
Multi-Cap Market Neutral Fund	—	(a)	—
Value Advantage Fund	316		2

(a)	Amount rounds to less than $1,000.

72	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into Shareholder Servicing Agreements with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Institutional Class	Select Class
Growth Advantage Fund	0.25%	0.25%	n/a	0.05%	n/a	0.25%
Mid Cap Equity Fund	0.25	0.25	0.25%	0.05	n/a	0.25
Mid Cap Growth Fund	0.25	0.25	0.25	0.05	n/a	0.25
Mid Cap Value Fund	0.25	0.25	0.25	n/a	0.10%	0.25
Multi-Cap Market Neutral Fund	0.25	0.25	n/a	n/a	n/a	0.25
Value Advantage Fund	0.25	0.25	n/a	n/a	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A		Class C		Class R2	Class R5	Class R6	Institutional Class	Select Class
Growth Advantage Fund	1.25%		1.75%		n/a	0.90%	0.85%	n/a	1.10%
Mid Cap Equity Fund	1.25		1.75		1.50%	0.80	0.75	n/a	0.90
Mid Cap Growth Fund	1.24		1.74		1.40	0.79	0.74	n/a	0.93
Mid Cap Value Fund	1.24		1.75		1.50	n/a	n/a	0.75%	0.99
Multi-Cap Market Neutral Fund	1.25	*	1.75	*	n/a	n/a	n/a	n/a	0.99	*
Value Advantage Fund	1.25		1.75		n/a	n/a	n/a	0.75	1.00

*	Prior to September 1, 2015, the contractual expense limitation for Multi-Cap Market Neutral Fund was 1.50%, 2.00% and 1.25% for Class A, Class C and Select Class Shares, respectively.

Except as noted above, the expense limitation agreements were in effect for the six months ended December 31, 2015. The contractual expense limitation percentages in the table above are in place until at least October 31, 2016.

For the six months ended December 31, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Growth Advantage Fund	$—	$—	$774	$774	$—
Mid Cap Equity Fund	31	20	2,355	2,406	159
Mid Cap Growth Fund	149	96	1,854	2,099	23
Mid Cap Value Fund	3,355	2,238	6,610	12,203	525
Multi-Cap Market Neutral Fund	275	116	10	401	—
Value Advantage Fund	870	581	4,860	6,311	336

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Effective November 1, 2015, the Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. Prior to November 1, 2015, a portion of the waiver was voluntary.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2015 (Unaudited) (continued)

The amount of waivers resulting from investments in these money market funds for the six months ended December 31, 2015 was as follows (amounts in thousands):

Growth Advantage Fund	$176
Mid Cap Equity Fund	110
Mid Cap Growth Fund	104
Mid Cap Value Fund	405
Multi-Cap Market Neutral Fund	29
Value Advantage Fund	689
G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended December 31, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended December 31, 2015, the Funds incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows (amounts in thousands):

Growth Advantage Fund	$1
Mid Cap Equity Fund	—	(a)
Mid Cap Growth Fund	—	(a)
Mid Cap Value Fund	—	(a)
Multi-Cap Market Neutral Fund	—	(a)
Value Advantage Fund	6

(a)	Amount rounds to less than $1,000.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended December 31, 2015, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Growth Advantage Fund	$2,106,961	$834,963	$—	$—
Mid Cap Equity Fund	642,031	517,585	—	—
Mid Cap Growth Fund	1,380,680	776,544	—	—
Mid Cap Value Fund	1,084,974	1,146,695	—	—
Multi-Cap Market Neutral Fund	135,862	126,344	148,770	129,458
Value Advantage Fund	2,055,471	797,861	—	—

During the six months ended December 31, 2015, there were no purchases or sales of U.S. Government securities.

74	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at December 31, 2015 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$5,065,608	$1,529,214	$147,989	$1,381,225
Mid Cap Equity Fund	2,608,462	740,455	133,736	606,719
Mid Cap Growth Fund	2,507,661	470,341	108,166	362,175
Mid Cap Value Fund	10,387,786	4,802,709	424,396	4,378,313
Multi-Cap Market Neutral Fund	269,692	22,215	21,400	815
Value Advantage Fund	10,108,360	1,582,912	536,728	1,046,184

Under the Regulated Investment Company Modernization Act of 2010 (“the “Act”), net capital losses recognized by the Funds after June 30, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2015, the Funds did not have any post-enactment capital loss carryforwards.

At June 30, 2015, the following Funds had pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains (amounts in thousands):

	2016	2017	2018		Total
Mid Cap Value Fund	$—	$—	$22,101	*	$22,101	*
Multi-Cap Market Neutral Fund	16,117	—	—		16,117

*	Amount includes capital loss carryforwards from business combinations, which are limited in future years under Internal Revenue Code Sections 381—384. Excludes approximately $5,263,000 of losses no longer available due to merger limitations.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at December 31, 2015, or at any time during the six months then ended.

7. Redemptions in-Kind

During the six months ended December 31, 2015, certain Select Class shareholders sold their shares of Mid Cap Growth Fund. The portfolio securities were delivered primarily by means of a redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

November 6, 2015	Value		Realized Gains (Losses)	Type
Select Class	$602,118	*	$203,177	Redemptions in-kind

*	This amount includes cash of approximately $25,788,000 associated with the redemption in-kind.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2015 (Unaudited) (continued)

8. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of December 31, 2015, an affiliate of the Adviser had investment discretion with respect to its clients’ holdings in the Funds, which collectively represent the following percentage of each Fund’s net assets:

% of the Fund
Growth Advantage Fund Mid Cap Equity Fund	13.0 24.8%

As of December 31, 2015, the J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Growth Advantage Fund	n/a	35.0%
Mid Cap Equity Fund	n/a	35.8
Multi-Cap Market Neutral Fund	90.2%	n/a
Value Advantage Fund	n/a	18.6

As of December 31, 2015, Mid Cap Equity Fund, Mid Cap Value Fund and Value Advantage Fund, each had a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that collectively owned shares representing the following percentage of each applicable Fund’s net assets:

% of the Fund
Mid Cap Equity Fund Mid Cap Value Fund Value Advantage Fund	10.8 17.0 18.7%

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

As of December 31, 2015, the Multi-Cap Market Neutral Fund pledged a significant portion of its assets for securities sold short to Citigroup Global Markets, Inc., who also held 100% of the Multi-Cap Market Neutral Fund’s cash proceeds for securities sold short.

9. Subsequent Events

During the period December 31, 2015 through February 23, 2016, affiliated fund of funds of Multi-Cap Market Neutral Fund redeemed approximately $75,037,000. This amount represents 27.6% of the Fund’s net assets as of December 31, 2015.

During the period December 31, 2015 through February 23, 2016 certain shareholders of Mid Cap Equity Fund redeemed approximately $693,000,000. This amount represents 21.6% of the Fund’s net assets as of December 31, 2015.

76	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2015, and continued to hold your shares at the end of the reporting period, December 31, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Growth Advantage Fund
Class A
Actual	$1,000.00	$988.80	$6.25	1.25%
Hypothetical	1,000.00	1,018.85	6.34	1.25
Class C
Actual	1,000.00	985.40	8.73	1.75
Hypothetical	1,000.00	1,016.34	8.87	1.75
Class R5
Actual	1,000.00	990.40	4.35	0.87
Hypothetical	1,000.00	1,020.76	4.42	0.87
Class R6
Actual	1,000.00	991.00	3.75	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Select Class
Actual	1,000.00	989.60	5.40	1.08
Hypothetical	1,000.00	1,019.71	5.48	1.08

Mid Cap Equity Fund
Class A
Actual	1,000.00	944.00	6.11	1.25
Hypothetical	1,000.00	1,018.85	6.34	1.25
Class C
Actual	1,000.00	941.60	8.54	1.75
Hypothetical	1,000.00	1,016.34	8.87	1.75
Class R2
Actual	1,000.00	942.80	7.33	1.50
Hypothetical	1,000.00	1,017.60	7.61	1.50

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	77

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Mid Cap Equity Fund (continued)
Class R5
Actual	$1,000.00	$946.10	$3.91	0.80%
Hypothetical	1,000.00	1,021.11	4.06	0.80
Class R6
Actual	1,000.00	946.50	3.67	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Select Class
Actual	1,000.00	945.70	4.40	0.90
Hypothetical	1,000.00	1,020.61	4.57	0.90

Mid Cap Growth Fund
Class A
Actual	1,000.00	930.10	6.02	1.24
Hypothetical	1,000.00	1,018.90	6.29	1.24
Class C
Actual	1,000.00	927.70	8.43	1.74
Hypothetical	1,000.00	1,016.39	8.82	1.74
Class R2
Actual	1,000.00	929.60	6.79	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Class R5
Actual	1,000.00	932.30	3.84	0.79
Hypothetical	1,000.00	1,021.17	4.01	0.79
Class R6
Actual	1,000.00	932.40	3.59	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74
Select Class
Actual	1,000.00	931.50	4.52	0.93
Hypothetical	1,000.00	1,020.46	4.72	0.93

Mid Cap Value Fund
Class A
Actual	1,000.00	958.40	6.10	1.24
Hypothetical	1,000.00	1,018.90	6.29	1.24
Class C
Actual	1,000.00	955.90	8.60	1.75
Hypothetical	1,000.00	1,016.34	8.87	1.75
Class R2
Actual	1,000.00	957.20	7.38	1.50
Hypothetical	1,000.00	1,017.60	7.61	1.50
Institutional Class
Actual	1,000.00	960.70	3.70	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Select Class
Actual	1,000.00	959.80	4.88	0.99
Hypothetical	1,000.00	1,020.16	5.03	0.99

Multi-Cap Market Neutral Fund
Class A
Actual	1,000.00	1,033.40	13.65	2.67
Hypothetical	1,000.00	1,011.71	13.50	2.67
Class C
Actual	1,000.00	1,031.10	16.18	3.17
Hypothetical	1,000.00	1,009.20	16.01	3.17
Select Class
Actual	1,000.00	1,034.80	12.33	2.41
Hypothetical	1,000.00	1,013.02	12.19	2.41

78	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Multi-Cap Market Neutral Fund (continued)
Value Advantage Fund
Class A
Actual	$1,000.00	$947.60	$6.07	1.24%
Hypothetical	1,000.00	1,018.90	6.29	1.24
Class C
Actual	1,000.00	945.10	8.51	1.74
Hypothetical	1,000.00	1,016.39	8.82	1.74
Institutional Class
Actual	1,000.00	949.60	3.63	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74
Select Class
Actual	1,000.00	948.70	4.85	0.99
Hypothetical	1,000.00	1,020.16	5.03	0.99

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	79

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2015, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 19, 2015.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of the Funds in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

80	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund, Mid Cap Value Fund and Multi-Cap Market Neutral Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Growth Advantage Fund, Mid Cap Equity Fund, and Value Advantage Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	81

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s performance was in the third, first, and first quintiles for both Class A and Select Class shares for the one-, three- and five year periods ended December 31, 2014, respectively, and that the Trustees’ independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Mid Cap Equity Fund’s performance was in the first quintile for both Class A and Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2014, and that the Trustees’ independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Mid Cap Growth Fund’s performance was in the first, first and second quintiles for Class A shares for the one-, three- and five- year periods ended December 31, 2014, respectively, and in the first quintile for

Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2014, and that the Trustees’ independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Mid Cap Value Fund’s performance was in the first quintile for both Class A and Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2014, and that the Trustees’ independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Multi-Cap Market Neutral Fund’s performance was in the third, third and fourth quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively, and that the Trustees’ independent consultant indicated that the overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion, the Adviser’s and/or independent consultant’s analysis, and various other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that the Value Advantage Fund’s performance was in the first, second, and first quintiles for Class A shares for the one-, three-, and five-year periods ended December 31, 2014, respectively, and in the first quintile for Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2014, and that the Trustees’ independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons

82	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2015

of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s net advisory fee for Class A and Select Class shares was in the third and fourth quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the third and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Mid Cap Equity Fund’s net advisory fee for Class A and Select Class shares was in the second and first quintiles, respectively, and that the actual total expenses for both Class A and Select Class shares were in the second quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Mid Cap Growth Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the second quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Mid Cap Value Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the third quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Multi-Cap Market Neutral Fund’s net advisory fee for both Class A and Select Class shares was in the third quintile, and that the actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Value Advantage Fund’s net advisory fee for both Class A and Select Class shares was in the third quintile, and that the actual total expenses for Class A and Select Class shares were in the third and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

DECEMBER 31, 2015	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	83

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2016. All rights reserved. December 2015.

SAN-MC-1215

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the
period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual
report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in
Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii)
of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether
the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of
Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY
SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR
240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO
A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS
AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or
240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the
Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as
part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate
certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule
30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:

/s/ Robert L. Young

Robert L. Young

President and Principal Executive Officer

March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Robert L. Young

Robert L. Young

President and Principal Executive Officer

March 4, 2016

By:

/s/ Laura M. Del Prato

Laura M. Del Prato

Treasurer and Principal Financial Officer

March 4, 2016